UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04087
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Exeter Fund, Inc.
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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450
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(Address of principal executive offices) (Zip Code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450
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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880
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Date of fiscal year end: October 31, 2006
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Date of reporting period: November 1, 2005 through April 30, 2006
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: REPORTS TO STOCKHOLDERS

June 23, 2006

To Shareholders of the following Series of the Exeter Fund:

Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series
Tax Managed Series
Equity Series
Overseas Series

Dear Shareholder:

Enclosed is a copy of the Semi-Annual Report for each of the above Series of the Exeter Fund in which you were invested as of April 30, 2006. The reports include financial statements as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-466-3863 if you have any questions about the Semi-Annual Reports or about the Fund.

Sincerely,

/s/ Amy J. Williams

Amy J. Williams
Fund Services Manager

Exeter Fund, Inc.
Semi-Annual Report
April 30, 2006
Equity Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/05	4/30/06	11/1/05-4/30/06
Actual	$1,000.00	$1,139.00	$5.57
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Portfolio Composition as of April 30, 2006 (unaudited)

<graphic>
<pie chart>

Sector Allocation*

Consumer Discretionary	17.8%
Consumer Staples	7.7%
Energy	12.2%
Financials	8.8%
Health Care	10.8%
Industrials	7.6%
Information Technology	14.5%
Materials	4.2%
Utilities	5.2%
Cash, short-term investments, and other assets, less liabilities	11.2%

*As a percentage of net assets.

2

Investment Portfolio - April 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 88.8%

Consumer Discretionary - 17.8%
Diversified Consumer Services - 1.7%
Career Education Corp.*	1,900	$70,053

Hotels, Restaurants & Leisure - 4.4%
Carnival Corp.	2,650	124,073
International Game Technology	1,400	53,102
		177,175

Leisure Equipment & Products - 1.7%
Marvel Entertainment, Inc.*	3,500	68,285

Media - 8.4%
Cablevision Systems Corp. - Class A	2,275	46,114
Comcast Corp. - Class A*	2,125	65,769
The E.W. Scripps Co. - Class A	2,025	93,312
Time Warner, Inc.	7,600	132,240
		337,435

Specialty Retail - 1.6%
Office Depot, Inc.*	1,600	64,928
Total Consumer Discretionary		717,876

Consumer Staples - 7.7%
Beverages - 3.1%
The Coca-Cola Co.	2,975	124,831

Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	1,525	68,671

Food Products - 1.3%
The Hain Celestial Group, Inc.*	1,950	52,455

Personal Products - 1.6%
The Estee Lauder Companies, Inc. - Class A	1,700	63,104
Total Consumer Staples		309,061

Energy - 12.2%
Energy Equipment & Services - 10.6%
Baker Hughes, Inc.	1,175	94,975
Cooper Cameron Corp.* (now known as Cameron International Corp.)	1,600	80,384
National-Oilwell Varco, Inc.*	1,225	84,488
Schlumberger Ltd.	1,450	100,253
Weatherford International Ltd.*	1,300	68,809
		428,909

Oil, Gas & Consumable Fuels - 1.6%
Amerada Hess Corp. (now known as Hess Corp.)	450	64,471
Total Energy		493,380

The accompanying notes are integral part of the financial statements.

3

Investment Portfolio - April 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

Financials - 8.8%
Capital Markets - 3.9%
The Bank of New York Co., Inc.	2,650	$93,147
SEI Investments Co.	1,500	64,410
		157,557

Commercial Banks - 4.9%
PNC Financial Services Group, Inc.	850	60,750
U.S. Bancorp	2,200	69,168
Wachovia Corp.	1,125	67,331
		197,249
Total Financials		354,806

Health Care - 10.8%
Health Care Equipment & Supplies - 3.5%
Bausch & Lomb, Inc.	1,025	50,174
The Cooper Companies, Inc.	800	43,856
DENTSPLY International, Inc.	825	49,228
		143,258

Health Care Providers & Services - 1.0%
Patterson Companies, Inc.*	1,300	42,354

Health Care Technology - 3.4%
Emdeon Corp.*	11,975	136,635

Life Sciences Tools & Services - 2.9%
Affymetrix, Inc.*	2,150	61,597
PerkinElmer, Inc.	2,500	53,600
		115,197
Total Health Care		437,444

Industrials - 7.6%
Air Freight & Logistics - 2.2%
United Parcel Service, Inc. - Class B	1,100	89,177

Airlines - 2.4%
JetBlue Airways Corp.*	3,050	31,293
Southwest Airlines Co.	3,925	63,663
		94,956

Commercial Services & Supplies - 1.4%
The Dun & Bradstreet Corp.*	750	57,765

Industrial Conglomerates - 1.6%
3M Co.	775	66,208
Total Industrials		308,106

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - April 30, 2006 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Information Technology - 14.5%
Communications Equipment - 5.9%
Cisco Systems, Inc.*	7,125	$149,269
Juniper Networks, Inc.*	4,775	88,242
		237,511

Computers & Peripherals - 3.0%
EMC Corp.*	4,750	64,173
International Business Machines (IBM) Corp.	675	55,580
		119,753

IT Services - 2.1%
First Data Corp.	1,825	87,034

Software - 3.5%
Symantec Corp.*	5,075	83,129
Synopsys, Inc.*	2,600	56,758
		139,887
Total Information Technology		584,185

Materials - 4.2%
Chemicals - 4.2%
Minerals Technologies, Inc.	2,075	118,732
Nalco Holding Co.*	2,725	51,366
Total Materials		170,098

Utilities - 5.2%
Electric Utilities - 3.7%
Allegheny Energy, Inc.*	2,500	89,075
American Electric Power Co., Inc.	1,800	60,228
		149,303

Multi-Utilities - 1.5%
Xcel Energy, Inc.	3,225	60,759
Total Utilities		210,062

TOTAL COMMON STOCKS
(Identified Cost $3,023,222)		3,585,018

SHORT-TERM INVESTMENTS - 8.4%
Dreyfus Treasury Cash Management - Institutional Shares	80,244	80,244
U.S. Treasury Bill, 6/22/2006	$260,000	258,331

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $338,531)		338,575

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - April 30, 2006 (unaudited)

Value
(Note 2)

TOTAL INVESTMENTS - 97.2%
(Identified Cost $3,361,753)	$3,923,593

OTHER ASSETS, LESS LIABILITIES - 2.8%	113,413

NET ASSETS - 100%	$4,037,006

*Non-income producing security

The accompanying notes are an integral part of the financial statements.

6

Statement of Assets and Liabilities (unaudited)

April 30, 2006

ASSETS:

Investments, at value (identified cost $3,361,753) (Note 2)	$3,923,593
Receivable for securities sold	105,878
Receivable for fund shares sold	24,975
Dividends receivable	1,178
Receivable from investment advisor (Note 3)	2,771

TOTAL ASSETS	4,058,395

LIABILITIES:

Accrued fund accounting and transfer agent fees (Note 3)	1,264
Accrued directors' fees (Note 3)	163
Accrued Chief Compliance Officer service fees (Note 3)	104
Audit fees payable	17,501
Accrued legal fees	2,341
Other payables and accrued expenses	16

TOTAL LIABILITIES	21,389

TOTAL NET ASSETS	$4,037,006

NET ASSETS CONSIST OF:

Capital stock	$2,224
Additional paid-in-capital	3,352,586
Undistributed net investment income	4,595
Accumulated net realized gain on investments	115,761
Net unrealized appreciation on investments	561,840

TOTAL NET ASSETS	$4,037,006

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($4,037,006/222,351 shares)	$18.16

The accompanying notes are an integral part of the financial statements.

7

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2006

INVESTMENT INCOME:

Dividends	$17,533
Interest	3,729

Total Investment Income	21,262

EXPENSES:

Management fees (Note 3)	15,838
Directors' fees (Note 3)	4,016
Fund accounting and transfer agent fees (Note 3)	2,831
Chief Compliance Officer service fees (Note 3)	2,429
Audit fees	14,493
Legal fees	2,232
Custodian fees	1,537
Miscellaneous	825

Total Expenses	44,201
Less reduction of expenses (Note 3)	(27,534)

Net Expenses	16,667

NET INVESTMENT INCOME	4,595

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	115,788
Net change in unrealized appreciation on investments	285,043

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	400,831

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$405,426

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	4/30/06	Year Ended
	(unaudited)	10/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$4,595	$(989)
Net realized gain on investments	115,788	223,579
Net change in unrealized appreciation on investments	285,043	90,045

Net increase from operations	405,426	312,635

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net realized gain on investments	(212,143)	(100,539)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	1,130,012	732,223

Net increase in net assets	1,323,295	944,319

NET ASSETS:

Beginning of period	2,713,711	1,769,392

End of period (including undistributed net investment income (loss) of $4,595 and $0, respectively)	$4,037,006	$2,713,711

The accompanying notes are an integral part of the financial statements.

9

Financial Highlights

	For the Six
	Months Ended				For the Period
	4/30/06	For the Years Ended			7/10/02[1] to
	(unaudited)	10/31/05	10/31/04	10/31/03	10/31/02

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$17.24	$15.63	$13.42	$11.42	$11.51

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.01)	(0.01)	0.01	0.03
Net realized and unrealized gain (loss) on investments	2.24	2.45	2.23	2.02	(0.12)

Total from investment operations	2.26	2.44	2.22	2.03	(0.09)

Less distributions to shareholders:
From net investment income	-	-	(0.01)	(0.03)	-
From net realized gain on investments	(1.34)	(0.83)	-	-	-

Total distributions to shareholders	(1.34)	(0.83)	(0.01)	(0.03)	-

Net asset value - End of period	$18.16	$17.24	$15.63	$13.42	$11.42

Total return[2]	13.90%	16.05%	16.52%	17.82%	(0.78%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[3]	1.05%	1.05%	1.05%	1.05%[3]
Net investment income (loss)	0.29%[3]	(0.04%)	(0.06%)	0.09%	0.78%[3]

Portfolio turnover	26%	57%	60%	58%	30%

Net assets - End of period (000's omitted)	$4,037	$2,714	$1,769	$1,206	$518

*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

1.74%[3]	2.33%	2.85%	11.55%	31.99%[3]

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Equity Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the “Advisor”) and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 75 million have been designated as Equity Series common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax

11

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)
to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2007, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $15,838 and assumed expenses amounting to $11,696 for the six months ended April 30, 2006, which is reflected as a reduction of expenses on the Statement of Operations.

12

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% for the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% for the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $1,386,598 and $787,008, respectively. There were no purchases or sales of United States Government securities.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Equity Series were:

	For the Six Months		For the Year
	Ended 4/30/06		Ended 10/31/05
	Shares	Amount	Shares	Amount

Sold	60,177	$1,052,667	41,666	$694,741
Reinvested	12,768	210,549	6,322	100,539
Repurchased	(7,982)	(133,204)	(3,837)	(63,057)
Total	64,963	$1,130,012	44,151	$732,223

At April 30, 2006, the retirement plan of the advisor and its affiliates owned 157,178 shares of the Series (70.7% of shares outstanding) valued at $2,854,352.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2006.

13

Notes to Financial Statements (unaudited)

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government. No such investments were held by the Series on April 30, 2006.

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2005 were as follows:

Long-term capital gains	$100,539

At April 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$3,360,295

Unrealized appreciation	$623,232
Unrealized depreciation	(59,934)

Net unrealized appreciation	$563,298

9. SUBSEQUENT EVENT

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

14

Renewal of Investment Advisory Agreement (unaudited)

At the Exeter Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) annual in-person meeting, held on November 17, 2005, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor’s performance under the Agreement over the previous year. The Board then deliberated on the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with its review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

•
The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•
The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•
The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement is reasonable.

•
The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractually or voluntarily) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each

15

Renewal of Investment Advisory Agreement (unaudited)

Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•
The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•
In addition to the factors described above, the Board considered the Advisor’s personnel, the Advisor’s investment strategies, the Advisor’s policies and procedures relating to compliance with personal securities transactions, and the Advisor’s reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•
The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s conclusions regarding the factors described above, the Board, including a majority of Directors that are “not interested” as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

16

[This page intentionally left blank]

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                                              1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site            http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                                             1-800-466-3863
On the SEC’s web site                       http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                                             1-800-466-3863
On the SEC’s web site                       http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                                             1-800-466-3863
On the SEC’s web site                       http://www.sec.gov
On the Advisor’s web site                http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Exeter Fund, Inc.
Semi-Annual Report
April 30, 2006
Tax Managed

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/05	4/30/06	11/1/05-4/30/06
Actual	$1,000.00	$1,113.90	$6.29
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.84	$6.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2006 (unaudited)

<graphic>
<pie chart>

Sector Allocation*

Consumer Discretionary	18.9%
Consumer Staples	13.5%
Energy	7.9%
Financials	8.5%
Health Care	11.2%
Industrials	9.1%
Information Technology	12.7%
Materials	6.0%
Telecommunication Services	2.7%
Utilities	4.2%
Cash, short-term investments, and other assets, less liabilities	5.3%

*As a percentage of net assets.

2

Investment Portfolio - April 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 94.7%

Consumer Discretionary - 18.9%
Diversified Consumer Services - 1.5%
Career Education Corp.*	2,775	$102,314

Hotels, Restaurants & Leisure - 5.1%
Carnival Corp.	3,425	160,358
International Game Technology	5,100	193,443
		353,801

Leisure Equipment & Products - 1.7%
Marvel Entertainment, Inc.*	6,050	118,036

Media - 7.5%
Cablevision Systems Corp. - Class A	4,000	81,080
Comcast Corp. - Class A*	3,575	110,646
The E.W. Scripps Co. - Class A	2,225	102,528
Time Warner, Inc.	13,350	232,290
		526,544

Specialty Retail - 3.1%
Office Depot, Inc.*	2,625	106,523
The Sherwin-Williams Co.	2,175	110,795
		217,318
Total Consumer Discretionary		1,318,013

Consumer Staples - 13.5%
Beverages - 2.9%
The Coca-Cola Co.	4,775	200,359

Food & Staples Retailing - 3.2%
Carrefour S.A. (France) (Note 7)	2,175	126,148
Wal-Mart Stores, Inc.	2,125	95,689
		221,837

Food Products - 5.6%
Nestle S.A. (Switzerland) (Note 7)	475	144,918
Unilever plc - ADR (United Kingdom) (Note 7)	5,850	249,970
		394,888

Personal Products - 1.8%
The Estee Lauder Companies, Inc. - Class A	3,400	126,208
Total Consumer Staples		943,292

Energy - 7.9%
Energy Equipment & Services - 6.5%
Baker Hughes, Inc.	725	58,602
Cooper Cameron Corp.* (now known as Cameron International Corp.)	1,650	82,896
National-Oilwell Varco, Inc.*	1,179	81,316

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - April 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

Energy (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd.	2,350	$162,479
Weatherford International Ltd.*	1,300	68,809
		454,102

Oil, Gas & Consumable Fuels - 1.4%
Amerada Hess Corp. (now known as Hess Corp.)	700	100,289
Total Energy		554,391

Financials - 8.5%
Capital Markets - 3.6%
The Bank of New York Co., Inc.	4,075	143,236
SEI Investments Co.	2,525	108,423
		251,659

Commercial Banks - 4.9%
PNC Financial Services Group, Inc.	1,550	110,779
U.S. Bancorp	4,100	128,904
Wachovia Corp.	1,725	103,241
		342,924
Total Financials		594,583

Health Care - 11.2%
Health Care Equipment & Supplies - 3.0%
Bausch & Lomb, Inc.	1,600	78,320
The Cooper Companies, Inc.	925	50,709
DENTSPLY International, Inc.	1,400	83,538
		212,567

Health Care Technology - 3.0%
Emdeon Corp.*	18,375	209,659

Life Sciences Tools & Services - 2.4%
Affymetrix, Inc.*	2,750	78,787
PerkinElmer, Inc.	4,025	86,296
		165,083

Pharmaceuticals - 2.8%
Novartis AG - ADR (Switzerland) (Note 7)	3,350	192,659
Total Health Care		779,968

Industrials - 9.1%
Aerospace & Defense - 1.5%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	2,600	100,958

Air Freight & Logistics - 1.5%
United Parcel Service, Inc. - Class B	1,325	107,418

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - April 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

Industrials (continued)
Airlines - 2.3%
JetBlue Airways Corp.*	3,625	$37,192
Southwest Airlines Co.	7,475	121,245
		158,437

Commercial Services & Supplies - 1.5%
The Dun & Bradstreet Corp.*	1,400	107,828

Electrical Equipment - 0.6%
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	1,875	40,751

Industrial Conglomerates - 1.7%
3M Co.	1,375	117,466
Total Industrials		632,858

Information Technology - 12.7%
Communications Equipment - 7.2%
Avaya, Inc.*	8,000	96,000
Cisco Systems, Inc.*	11,750	246,162
Juniper Networks, Inc.*	8,600	158,928
		501,090

Computers and Peripherals - 1.4%
EMC Corp.*	7,400	99,974

IT Services - 1.6%
First Data Corp.	2,275	108,495

Software - 2.5%
Symantec Corp.*	7,850	128,583
Synopsys, Inc.*	2,200	48,026
		176,609
Total Information Technology		886,168

Materials - 6.0%
Chemicals - 4.9%
Engelhard Corp.	900	34,569
Lonza Group AG (Switzerland) (Note 7)	1,475	104,694
Minerals Technologies, Inc.	1,800	102,996
Nalco Holding Co.*	5,275	99,434
		341,693

Paper & Forest Products - 1.1%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7)	1,450	79,866
Total Materials		421,559

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - April 30, 2006 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Telecommunication Services - 2.7%
Wireless Telecommunication Services - 2.7%
Vodafone Group plc - ADR (United Kingdom) (Note 7)	8,125	$192,562

Utilities - 4.2%
Electric Utilities - 3.8%
Allegheny Energy, Inc.*	4,950	176,368
American Electric Power Co., Inc.	2,700	90,342
		266,710

Multi-Utilities - 0.4%
Xcel Energy, Inc.	1,500	28,260
Total Utilities		294,970

TOTAL COMMON STOCKS
(Identified Cost $5,428,722)		6,618,364

SHORT-TERM INVESTMENTS - 4.7%
Dreyfus Treasury Cash Management - Institutional Shares	176,604	176,604
U.S. Treasury Bill, 6/22/2006	$150,000	149,023

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $325,627)		325,627

TOTAL INVESTMENTS - 99.4%
(Identified Cost $5,754,349)		6,943,991

OTHER ASSETS, LESS LIABILITIES - 0.6%		42,284

NET ASSETS - 100%		$6,986,275

*Non-income producing security
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

6

Statement of Assets and Liabilities (unaudited)

April 30, 2006

ASSETS:

Investments, at value (identified cost $5,754,349) (Note 2)	$6,943,991
Cash	66,125
Foreign currency, at value (cost $1)	1
Receivable for securities sold	104,830
Dividends receivable	4,666
Foreign tax reclaims receivable	3,696
Prepaid expenses	887

TOTAL ASSETS	7,124,196

LIABILITIES:

Accrued management fees (Note 3)	1,148
Accrued fund accounting and transfer agent fees (Note 3)	2,583
Accrued directors' fees (Note 3)	183
Accrued Chief Compliance Officer service fees (Note 3)	105
Payable for securities purchased	101,017
Audit fees payable	17,549
Payable for fund shares repurchased	13,000
Accrued legal fees	2,336

TOTAL LIABILITIES	137,921

TOTAL NET ASSETS	$6,986,275

NET ASSETS CONSIST OF:

Capital stock	$2,786
Additional paid-in-capital	5,370,344
Undistributed net investment income	10,343
Accumulated net realized gain on investments and other assets and liabilities	413,040
Net unrealized appreciation on investments and other assets and liabilities	1,189,762

TOTAL NET ASSETS	$6,986,275

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($6,986,275/278,638 shares)	$25.07

The accompanying notes are an integral part of the financial statements.

7

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2006

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $1,530)	$50,897
Interest	1,344

Total Investment Income	52,241

EXPENSES:

Management fees (Note 3)	36,440
Directors' fees (Note 3)	4,016
Fund accounting and transfer agent fees (Note 3)	3,025
Chief Compliance Officer service fees (Note 3)	2,429
Audit fees	14,546
Custodian fees	1,784
Miscellaneous	6,006

Total Expenses	68,246
Less reduction of expenses (Note 3)	(27,489)

Net Expenses	40,757

NET INVESTMENT INCOME	11,484

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	421,164
Foreign currency and other assets and liabilities	(6)
421,158

Net change in unrealized appreciation on -
Investments	309,604
Foreign currency and other assets and liabilities	268
309,872

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	731,030

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$742,514

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	4/30/06	Year Ended
	(unaudited)	10/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$11,484	$15,546
Net realized gain on investments	421,158	784,646
Net change in unrealized appreciation on investments	309,872	122,605

Net increase from operations	742,514	922,797

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(15,006)	(4,007)
From net realized gain on investments	(790,371)	(351,018)

Total distributions to shareholders	(805,377)	(355,025)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	163,516	113,338

Net increase in net assets	100,653	681,110

NET ASSETS:

Beginning of period	6,885,622	6,204,512

End of period (including undistributed net investment income of $10,343 and $13,865, respectively)	$6,986,275	$6,885,622

The accompanying notes are an integral part of the financial statements.

9

Financial Highlights

	For the Six
	Months Ended
	4/30/06	For the Years Ended
	(unaudited)	10/31/05	10/31/04	10/31/03	10/31/02	10/31/01

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$25.60	$23.51	$20.15	$17.59	$19.53	$22.83

Income (loss) from investment operations:
Net investment income	0.04	0.06	0.03	0.05	0.10	0.11
Net realized and unrealized gain (loss) on investments	2.56	3.36	3.38	2.62	(1.94)	(3.34)

Total from investment operations	2.60	3.42	3.41	2.67	(1.84)	(3.23)

Less distributions to shareholders:
From net investment income	(0.06)	(0.02)	(0.05)	(0.11)	(0.10)	(0.07)
From net realized gain on investments	(3.07)	(1.31)	-	-	-	-

Total distributions to shareholders	(3.13)	(1.33)	(0.05)	(0.11)	(0.10)	(0.07)

Net asset value - End of period	$25.07	$25.60	$23.51	$20.15	$17.59	$19.53

Total return[1]	11.39%	14.96%	16.96%	15.27%	(9.49%)	(14.17%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[2]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.34%[2]	0.23%	0.10%	0.26%	0.53%	0.67%

Portfolio turnover	22%	68%	64%	34%	63%	44%

Net assets - End of period (000’s omitted)	$6,986	$6,886	$6,205	$4,875	$3,726	$3,362

*The investment advisor did not impose all of its management fee and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

0.81%[2]	0.82%	0.83%	2.53%	3.16%	3.23%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

10

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Tax Managed Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the “Advisor”) and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as Tax Managed Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

11

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

12

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2007, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $27,489 for the six months ended April 30, 2006, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% for the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% for the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $1,494,239 and $2,352,766, respectively. There were no purchases or sales of United States Government securities.

13

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Tax Managed Series were:

	For the Six Months		For the Year
	Ended 4/30/06		Ended 10/31/05
	Shares	Amount	Shares	Amount

Sold	9,648	$232,563	49,352	$1,191,527
Reinvested	34,862	792,414	14,644	349,259
Repurchased	(34,875)	(861,461)	(58,944)	(1,427,448)
Total	9,635	$163,516	5,052	$113,338

The Advisor owned 28,095 shares on April 30, 2006 (10.1% of shares outstanding) valued at $704,342.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2006.

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2005 were as follows:

Ordinary income	$2,844
Long-term capital gains	352,181

14

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION (continued)

At April 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$5,762,444

Unrealized appreciation	$1,288,648
Unrealized depreciation	(107,101)

Net unrealized appreciation	$1,181,547

9. SUBSEQUENT EVENT

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

15

Renewal of Investment Advisory Agreement (unaudited)

At the Exeter Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) annual in-person meeting, held on November 17, 2005, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor’s performance under the Agreement over the previous year. The Board then deliberated on the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with its review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

•
The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•
The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•
The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement is reasonable.

•
The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractually or voluntarily) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each

16

Renewal of Investment Advisory Agreement (unaudited)

Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•
The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•
In addition to the factors described above, the Board considered the Advisor’s personnel, the Advisor’s investment strategies, the Advisor’s policies and procedures relating to compliance with personal securities transactions, and the Advisor’s reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•
The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s conclusions regarding the factors described above, the Board, including a majority of Directors that are “not interested” as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                                                 1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site               http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                                                 1-800-466-3863
On the SEC’s web site                           http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                                                 1-800-466-3863
On the SEC’s web site                           http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                                                 1-800-466-3863
On the SEC’s web site                           http://www.sec.gov
On the Advisor’s web site                    http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Exeter Fund, Inc.
Semi-Annual Report
April 30, 2006
Overseas Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/05	4/30/06	11/1/05-4/30/06
Actual	$1,000.00	$1,248.60	$5.41
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.98	$4.86

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.97%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2006 (unaudited)

<graphic>
<pie chart>

Country Allocation*

Brazil	3.3%
Canada	3.6%
France	12.5%
Germany	4.0%
Guernsey	3.2%
Mexico	2.0%
Netherlands	5.8%
Norway	2.2%
Switzerland	13.9%
United Kingdom	28.5%
Miscellaneous**	7.5%
Cash, short-term investments, and other assets, less liabilities	13.5%

*As a percentage of net assets.
**Miscellaneous
Bermuda 0.9%
Israel 0.9%
South Africa 1.8%
Spain 1.0%
Sweden 1.9%
Taiwan 1.0%

<graphic>
<pie chart>

Sector Allocation*

Consumer Discretionary	14.9%
Consumer Staples	17.8%
Energy	6.6%
Financials	7.8%
Health Care	4.8%
Industrials	10.5%
Information Technology	12.7%
Materials	6.6%
Telecommunication Services	3.7%
Utilities	1.1%
Cash, short-term investments, and other assets, less liabilities	13.5%

*As a percentage of net assets.

2

Investment Portfolio - April 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 86.5%

Consumer Discretionary - 14.9%
Auto Components - 1.8%
Autoliv, Inc. (Sweden)	10,400	$575,120

Hotels, Restaurants & Leisure - 3.6%
Club Mediterranee S.A.* (France)	18,875	1,120,210

Media - 5.7%
GCap Media plc (United Kingdom)	109,600	507,574
Pearson plc (United Kingdom)	42,400	587,536
Reuters Group plc (United Kingdom)	96,425	683,903
		1,779,013

Specialty Retail - 3.8%
Douglas Holding AG (Germany)	6,550	314,789
Kingfisher plc (United Kingdom)	207,550	852,398
		1,167,187
Total Consumer Discretionary		4,641,530

Consumer Staples - 17.8%
Beverages - 1.3%
Heineken N.V. (Netherlands)	9,825	397,947

Food & Staples Retailing - 3.2%
Carrefour S.A. (France)	17,075	990,336

Food Products - 8.7%
Cadbury Schweppes plc (United Kingdom)	60,175	596,857
Groupe Danone (France)	2,500	311,881
Nestle S.A. (Switzerland)	2,025	617,806
Unilever plc - ADR (United Kingdom)	27,625	1,180,416
		2,706,960

Household Products - 2.0%
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	35,800	630,463

Personal Products - 2.6%
Clarins S.A. (France)	11,225	790,084
Total Consumer Staples		5,515,790

Energy - 6.6%
Energy Equipment & Services - 5.5%
Abbot Group plc (United Kingdom)	173,425	1,045,053
Compagnie Generale de Geophysique S.A. (CGG)* (France)	4,175	674,619
		1,719,672

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - April 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

Energy (continued)
Oil, Gas & Consumable Fuels - 1.1%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	3,825	$340,004
Total Energy		2,059,676

Financials - 7.8%
Commercial Banks - 5.8%
ABN AMRO Holding N.V. (Netherlands)	14,500	433,297
Barclays plc (United Kingdom)	50,150	626,349
Royal Bank of Scotland Group plc (United Kingdom)	22,700	741,270
		1,800,916

Insurance - 2.0%
Allianz AG (Germany)	3,675	614,223
Total Financials		2,415,139

Health Care - 4.8%
Pharmaceuticals - 4.8%
Novartis AG - ADR (Switzerland)	25,825	1,485,196

Industrials - 10.5%
Aerospace & Defense - 2.2%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	17,250	669,818

Air Freight & Logistics - 4.1%
Deutsche Post AG (Germany)	11,775	313,992
TNT N.V. (Netherlands)	26,675	960,309
		1,274,301

Electrical Equipment - 3.3%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland)	49,550	704,601
Gamesa Corporacion Tecnologica S.A. (Spain)	14,650	318,402
		1,023,003

Industrial Conglomerates - 0.9%
Tyco International Ltd. (Bermuda)	10,950	288,532
Total Industrials		3,255,654

Information Technology - 12.7%
Communications Equipment - 6.7%
ECI Telecom Ltd.* (Israel)	27,425	292,899
Research In Motion Ltd. (RIM)* (Canada)	10,800	827,604
Spirent plc* (United Kingdom) (now known as Spirent Communications plc)	371,000	279,031
Tandberg ASA (Norway)	65,900	671,128
		2,070,662

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - April 30, 2006 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	31,025	$325,142

Software - 5.0%
Amdocs Ltd.* (Guernsey)	26,375	981,150
Cognos, Inc.* (Canada)	7,950	296,297
Misys plc (United Kingdom)	72,725	275,805
		1,553,252
Total Information Technology		3,949,056

Materials - 6.6%
Chemicals - 4.8%
Lonza Group AG (Switzerland)	21,100	1,497,661

Paper & Forest Products - 1.8%
Sappi Ltd. - ADR (South Africa)	39,850	559,494
Total Materials		2,057,155

Telecommunication Services - 3.7%
Wireless Telecommunication Services - 3.7%
Vodafone Group plc - ADR (United Kingdom)	48,125	1,140,563

Utilities - 1.1%
Independent Power Producers & Energy Traders - 1.1%
Drax Group plc (United Kingdom)	24,350	350,737

TOTAL COMMON STOCKS
(Identified Cost $25,108,618)		26,870,496

SHORT-TERM INVESTMENTS - 11.2%
Dreyfus Treasury Cash Management - Institutional Shares	806,585	806,585
U.S. Treasury Bill, 6/22/2006	$2,700,000	2,682,498

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,488,987)		3,489,083

TOTAL INVESTMENTS - 97.7%
(Identified Cost $28,597,605)		30,359,579

OTHER ASSETS, LESS LIABILITIES - 2.3%		705,492

NET ASSETS - 100%		$31,065,071

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 28.5%; Switzerland - 13.9%; France - 12.5%.

The accompanying notes are an integral part of the financial statements.

5

Statement of Assets and Liabilities (unaudited)

April 30, 2006

ASSETS:

Investments, at value (identified cost $28,597,605) (Note 2)	$30,359,579
Foreign currency, at value (cost $18,653)	18,738
Receivable for securities sold	649,431
Dividends receivable	68,981
Foreign tax reclaims receivable	8,518
Prepaid expenses	2,811

TOTAL ASSETS	31,108,058

LIABILITIES:

Accrued management fees (Note 3)	16,339
Accrued fund accounting and transfer agent fees (Note 3)	4,069
Accrued directors' fees (Note 3)	163
Accrued Chief Compliance Officer service fees (Note 3)	104
Audit fees payable	19,975
Accrued legal fees	2,337

TOTAL LIABILITIES	42,987

TOTAL NET ASSETS	$31,065,071

NET ASSETS CONSIST OF:

Capital stock	$12,462
Additional paid-in-capital	28,440,058
Undistributed net investment income	103,839
Accumulated net realized gain on investments and other assets and liabilities	744,391
Net unrealized appreciation on investments and other assets and liabilities	1,764,321

TOTAL NET ASSETS	$31,065,071

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($31,065,071/1,246,237 shares)	$24.93

The accompanying notes are an integral part of the financial statements.

6

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2006

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $10,091)	$144,451
Interest	12,567

Total Investment Income	157,018

EXPENSES:

Management fees (Note 3)	39,257
Fund accounting and transfer agent fees (Note 3)	6,289
Directors' fees (Note 3)	4,016
Chief Compliance Officer service fees (Note 3)	2,429
Audit fees	16,310
Custodian fees	2,335
Miscellaneous	3,069

Total Expenses	73,705
Less reduction of expenses (Note 3)	(20,528)

Net Expenses	53,177

NET INVESTMENT INCOME	103,841

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on -
Investments	743,875
Foreign currency and other assets and liabilities	529

744,404

Net change in unrealized appreciation on -
Investments	1,560,338
Foreign currency and other assets and liabilities	2,394

1,562,732

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,307,136

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,410,977

The accompanying notes are an integral part of the financial statements.

7

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	4/30/06	Year Ended
	(unaudited)	10/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$103,841	$15,937
Net realized gain on investments	744,404	103,444
Net change in unrealized appreciation on investments	1,562,732	58,417

Net increase from operations	2,410,977	177,798

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(15,768)	(8,506)
From net realized gain on investments	(112,617)	(10,922)

Total distributions to shareholders	(128,385)	(19,428)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	27,165,916	413,841

Net increase in net assets	29,448,508	572,211

NET ASSETS:

Beginning of period	1,616,563	1,044,352

End of period (including undistributed net investment income of $103,839 and $15,766, respectively)	$31,065,071	$1,616,563

The accompanying notes are an integral part of the financial statements.

8

Financial Highlights

	For the Six
	Months Ended				For the Period
	4/30/06	For the Years Ended			7/10/02[1] to
	(unaudited)	10/31/05	10/31/04	10/31/03	10/31/02

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$21.56	$18.84	$15.66	$12.54	$14.37

Income (loss) from investment operations:
Net investment income (loss)	0.22[5]	0.21	0.17	0.15	-[3]
Net realized and unrealized gain (loss) on investments	4.86	2.85	3.18	2.97	(1.83)

Total from investment operations	5.08	3.06	3.35	3.12	(1.83)

Less distributions to shareholders:
From net investment income	(0.21)	(0.15)	(0.17)	-	-
From net realized gain on investments	(1.50)	(0.19)	-	-	-

Total distributions to shareholders	(1.71)	(0.34)	(0.17)	-	-

Net asset value - End of period	$24.93	$21.56	$18.84	$15.66	$12.54

Total return[2]	24.86%	16.34%	21.58%	24.88%	(12.73%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.97%[4]	1.05%	1.05%	1.05%	1.05%[4]
Net investment income (loss)	1.89%[4]	1.15%	1.08%	1.15%	(0.10%)[4]

Portfolio turnover	37%	40%	35%	30%	12%

Net assets - End of period (000's omitted)	$31,065	$1,617	$1,044	$701	$510

*The investment advisor did not impose all of its management fee and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

0.37%[4]	4.16%	5.63%	19.95%	33.12%[4]

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Less than $0.01.
4Annualized.
5Calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

9

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Overseas Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term capital growth by investing primarily in common stocks of issuers from outside the United States.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the “Advisor”) and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Overseas Series common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

10

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series paid a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets through December 31, 2005. Effective January 1, 2006. the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

11

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

Through December 31, 2005, the Advisor had contractually agreed to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.05% of average daily net assets each year. Effective January 1, 2006, the Advisor contractually agreed, until at least February 28, 2007, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.95% of average daily net assets each year. Accordingly, the Advisor waived fees of $20,528 for the six months ended April 30, 2006, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% for the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% for the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $27,061,547 and $4,070,443, respectively. There were no purchases or sales of United States Government securities.

12

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Overseas Series were:

	For the Six Months		For the Year
	Ended 4/30/06		Ended 10/31/05
	Shares	Amount	Shares	Amount

Sold	1,168,314	$27,105,530	21,281	$452,281
Reinvested	5,981	127,802	963	19,428
Repurchased	(3,021)	(67,416)	(2,707)	(57,868)
Total	1,171,274	$27,165,916	19,537	$413,841

At April 30, 2006, the retirement plan of the Advisor and its affiliates owned 72,477 shares of the Series (5.8% of shares outstanding) valued at $1,806,852. In addition, one shareholder owned 1,157,260 shares of the Series (92.9% of shares outstanding) valued at $28,850,492. Investment activities of this shareholder may have a material effect on the Series.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2006.

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2005 were as follows:

Ordinary income	$8,506
Long-term capital gains	10,922

13

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION (continued)

At April 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$28,602,713

Unrealized appreciation	$1,882,544
Unrealized depreciation	(125,678)

Net unrealized appreciation	$1,756,866

9. SUBSEQUENT EVENT

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

14

Renewal of Investment Advisory Agreement (unaudited)

At the Exeter Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) annual in-person meeting, held on November 17, 2005, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor’s performance under the Agreement over the previous year. The Board then deliberated on the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with its review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

•
The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•
The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•
The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement is reasonable.

•
The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractually or voluntarily) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each

15

Renewal of Investment Advisory Agreement (unaudited)

Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•
The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•
In addition to the factors described above, the Board considered the Advisor’s personnel, the Advisor’s investment strategies, the Advisor’s policies and procedures relating to compliance with personal securities transactions, and the Advisor’s reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•
The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s conclusions regarding the factors described above, the Board, including a majority of Directors that are “not interested” as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

16

[This page intentionally left blank]

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                                                    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                  http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                                                     1-800-466-3863
On the SEC’s web site                               http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                                                     1-800-466-3863
On the SEC’s web site                               http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                                                     1-800-466-3863
On the SEC’s web site                               http://www.sec.gov
On the Advisor’s web site                        http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Exeter Fund, Inc.
Semi-Annual Report
April 30, 2006
Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series

Shareholder Expense Example - Pro-Blend® Conservative Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/05	4/30/06	11/1/05-4/30/06
Actual	$1,000.00	$1,037.40	$5.05
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

Portfolio Composition - Pro-Blend® Conservative Term Series (unaudited)

As of April 30, 2006

<graphic>
<pie chart>

Asset Allocation*

Common Stocks	26.23%
Corporate Bonds	1.07%
U.S. Government Agencies	11.17%
U.S. Treasury Bonds[1]	6.96%
U.S. Treasury Notes[2]	20.55%
Cash, short-term investments, and liabilities, less other assets	34.02%

*As a percentage of net assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
2A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation*

Consumer Discretionary	4.60%
Information Technology	4.35%
Health Care	4.18%
Consumer Staples	3.36%
Financials	2.96%
Energy	2.35%
Industrials	2.06%
Utilities	1.39%
Telecommunication Services	1.01%
Materials	0.68%

*Including Common Stocks and Corporate Bonds, as a percentage of total investments.

Top Five Stock Holdings*

Cisco Systems, Inc.	1.01%
Vodafone Group plc - ADR (United Kingdom)	0.97%
Emdeon Corp.	0.92%
Unilever plc - ADR (United Kingdom)	0.80%
Carnival Corp.	0.79%

*As a percentage of total investments.

Top Five Bond Holdings*

U.S. Treasury Bond, 5.50%, 8/15/2028	6.53%
U.S. Treasury Note, 3.625%, 5/15/2013	5.39%
U.S. Treasury Note, 3.625%, 4/30/2007	3.28%
U.S. Treasury Note, 3.50%, 11/15/2009	3.17%
GNMA, Pool #651235X, 6.50%, 2/15/2036	2.65%

*As a percentage of total investments.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS - 26.23%

Consumer Discretionary - 4.30%
Auto Components - 0.04%
Autoliv, Inc. (Sweden) (Note 7)	250	$13,825
Azure Dynamics Corp.* (Canada) (Note 7)	4,750	5,014
Tenneco, Inc.*	250	6,012
		24,851

Automobiles - 0.01%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7)	75	4,082

Diversified Consumer Services - 0.01%
Corinthian Colleges, Inc.*	625	9,306

Hotels, Restaurants & Leisure - 1.21%
Carnival Corp.	10,200	477,564
Club Mediterranee S.A.* (France) (Note 7)	275	16,321
International Game Technology	5,925	224,735
		718,620

Household Durables - 0.01%
Interface, Inc. - Class A*	700	9,002

Internet & Catalog Retail - 0.04%
Audible, Inc.*	2,100	22,680

Leisure Equipment & Products - 0.34%
Marvel Entertainment, Inc.*	10,300	200,953

Media - 2.18%
Acme Communications, Inc.*	550	2,469
Cablevision Systems Corp. - Class A	8,550	173,309
Comcast Corp. - Class A*	7,875	243,731
DreamWorks Animation SKG, Inc. - Class A*	200	5,420
The E.W. Scripps Co. - Class A	7,900	364,032
GCap Media plc (United Kingdom) (Note 7)	1,350	6,252
Impresa S.A. (SGPS)* (Portugal) (Note 7)	500	3,204
Pearson plc (United Kingdom) (Note 7)	1,175	16,282
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	175	6,965
Reuters Group plc (United Kingdom) (Note 7)	1,900	13,476
Scholastic Corp.*	400	10,616
Time Warner, Inc.	25,300	440,220
Wolters Kluwer N.V. (Netherlands) (Note 7)	350	9,117
		1,295,093

Multiline Retail - 0.02%
PPR S.A. (France) (Note 7)	75	9,725

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 0.43%
Build-A-Bear Workshop, Inc.*	325	$10,497
Douglas Holding AG (Germany) (Note 7)	400	19,224
Kingfisher plc (United Kingdom) (Note 7)	3,675	15,093
KOMERI Co. Ltd. (Japan) (Note 7)	100	3,373
Office Depot, Inc.*	4,850	196,813
Pier 1 Imports, Inc.	700	8,449
		253,449

Textiles, Apparel & Luxury Goods - 0.01%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	50	5,263
Total Consumer Discretionary		2,553,024

Consumer Staples - 3.41%
Beverages - 0.76%
The Coca-Cola Co.	10,450	438,482
Diageo plc (United Kingdom) (Note 7)	125	2,063
Heineken N.V. (Netherlands) (Note 7)	175	7,088
Scottish & Newcastle plc (United Kingdom) (Note 7)	225	2,080
		449,713

Food & Staples Retailing - 0.85%
Carrefour S.A. (France) (Note 7)	5,300	307,396
Metro AG (Germany) (Note 7)	100	5,659
Pathmark Stores, Inc.*	700	7,245
Tesco plc (United Kingdom) (Note 7)	350	2,039
Wal-Mart Stores, Inc.	4,100	184,623
		506,962

Food Products - 1.41%
Cadbury Schweppes plc (United Kingdom) (Note 7)	675	6,695
Groupe Danone (France) (Note 7)	100	12,475
The Hain Celestial Group, Inc.*	475	12,777
Nestle S.A. (Switzerland) (Note 7)	1,050	320,344
Suedzucker AG (Germany) (Note 7)	150	4,115
Unilever plc - ADR (United Kingdom) (Note 7)	11,214	479,174
		835,580

Household Products - 0.02%
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7)	575	10,126
Reckitt Benckiser plc (United Kingdom) (Note 7)	75	2,734
		12,860

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 0.37%
Clarins S.A. (France) (Note 7)	217	$15,274
The Estee Lauder Companies, Inc. - Class A	5,475	203,232
		218,506
Total Consumer Staples		2,023,621

Energy - 2.34%
Energy Equipment & Services - 1.86%
Abbot Group plc (United Kingdom) (Note 7)	2,275	13,709
Baker Hughes, Inc.	1,500	121,245
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)	125	20,198
Cooper Cameron Corp.* (now known as Cameron International Corp.)	2,750	138,160
Helmerich & Payne, Inc.	50	3,637
National-Oilwell Varco, Inc.*	3,791	261,465
Pride International, Inc.*	600	20,934
Schlumberger Ltd.	5,100	352,614
Scomi Group Berhad (Malaysia) (Note 7)	20,000	7,008
Weatherford International Ltd.*	3,150	166,729
		1,105,699

Oil, Gas & Consumable Fuels - 0.48%
Amerada Hess Corp. (now known as Hess Corp.)	1,650	236,395
BP plc (United Kingdom) (Note 7)	175	2,159
Eni S.p.A. (Italy) (Note 7)	575	17,552
Forest Oil Corp.*	175	6,400
Mariner Energy, Inc.*	141	2,742
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	75	6,667
Royal Dutch Shell plc - Class B (United Kingdom) (Note 7)	71	2,539
Total S.A. (France) (Note 7)	25	6,912
		281,366
Total Energy		1,387,065

Financials - 2.63%
Capital Markets - 0.90%
The Bank of New York Co., Inc.	6,325	222,324
The Charles Schwab Corp.	300	5,370
Deutsche Bank AG (Germany) (Note 7)	175	21,399
Franklin Resources, Inc.	50	4,656
Janus Capital Group, Inc.	325	6,324
Mellon Financial Corp.[1]	250	9,408
Merrill Lynch & Co., Inc.	100	7,626
Morgan Stanley	125	8,038

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
SEI Investments Co.	5,700	$244,758
T. Rowe Price Group, Inc.	50	4,210
		534,113

Commercial Banks - 1.46%
Aareal Bank AG* (Germany) (Note 7)	175	8,251
ABN AMRO Holding N.V. (Netherlands) (Note 7)	400	11,953
Barclays plc (United Kingdom) (Note 7)	1,625	20,295
BNP Paribas (France) (Note 7)	50	4,724
Commerzbank AG (Germany) (Note 7)	450	18,590
Credit Agricole S.A. (France) (Note 7)	200	8,058
Fifth Third Bancorp	50	2,021
The Hachijuni Bank Ltd. (Japan) (Note 7)	1,000	8,081
Huntington Bancshares, Inc.	100	2,415
KeyCorp	100	3,822
M&T Bank Corp.	25	2,985
Marshall & Ilsley Corp.	100	4,572
National City Corp.	100	3,690
PNC Financial Services Group, Inc.	3,500	250,145
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	675	22,042
Societe Generale (France) (Note 7)	25	3,819
The Sumitomo Trust and Banking Co. Ltd. (Japan) (Note 7)	1,000	10,646
SunTrust Banks, Inc.	50	3,866
TCF Financial Corp.	150	4,029
U.S. Bancorp	6,625	208,290
UniCredito Italiano S.p.A. (Italy) (Note 7)	875	6,589
Wachovia Corp.	4,150	248,378
Wells Fargo & Co.	100	6,869
Zions Bancorporation	75	6,227
		870,357

Consumer Finance - 0.01%
Capital One Financial Corp.	50	4,332

Diversified Financial Services - 0.09%
Bank of America Corp.	350	17,472
Citigroup, Inc.	175	8,741
ING Groep N.V. (Netherlands) (Note 7)	225	9,156
JPMorgan Chase & Co.	400	18,152
Moody’s Corp.	25	1,550
		55,071

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.15%
Allianz AG (Germany) (Note 7)	200	$33,427
Ambac Financial Group, Inc.	100	8,236
American International Group, Inc.	150	9,787
Assicurazioni Generali S.p.A. (Italy) (Note 7)	150	5,621
Axa (France) (Note 7)	200	7,339
Marsh & McLennan Companies, Inc.	50	1,534
MBIA, Inc.	50	2,982
Muenchener Rueckver AG (Germany) (Note 7)	75	10,613
Principal Financial Group, Inc.	50	2,565
Torchmark Corp.	25	1,503
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	100	3,515
		87,122

Real Estate Investment Trusts (REITS) - 0.00%**
Friedman, Billings, Ramsey Group, Inc. - Class A	150	1,622

Thrifts & Mortgage Finance - 0.02%
BankAtlantic Bancorp, Inc. - Class A	450	6,714
Flagstar Bancorp, Inc.	200	3,200
New York Community Bancorp, Inc.	100	1,721
		11,635
Total Financials		1,564,252

Health Care - 4.24%
Biotechnology - 0.07%
Millennium Pharmaceuticals, Inc.*	2,300	20,884
Senomyx, Inc.*	625	8,944
Solexa, Inc.*	1,300	12,233
		42,061

Health Care Equipment & Supplies - 1.24%
Align Technology, Inc.*	1,300	11,427
Bausch & Lomb, Inc.	3,875	189,681
Biomet, Inc.	300	11,154
The Cooper Companies, Inc.	3,425	187,758
DENTSPLY International, Inc.	3,000	179,010
Edwards Lifesciences Corp.*	375	16,665
IntraLase Corp.*	1,450	31,146
Inverness Medical Innovations, Inc.	1,050	27,300
Mentor Corp.	300	12,999
Orthovita, Inc.*	2,225	8,789
Wright Medical Group, Inc.*	2,075	48,700
Zoll Medical Corp.*	500	13,250
		737,879

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 0.26%
AMERIGROUP Corp.*	1,025	$26,476
AmerisourceBergen Corp.	175	7,551
AMN Healthcare Services, Inc.*	1,325	25,466
Cardinal Health, Inc.	125	8,419
Cross Country Healthcare, Inc.*	1,075	19,479
Healthways, Inc.*	150	7,359
McKesson Corp.	150	7,289
Patterson Companies, Inc.*	500	16,290
Tenet Healthcare Corp.*	2,100	17,472
Triad Hospitals, Inc.*	375	15,450
		151,251

Health Care Technology - 1.06%
AMICAS, Inc.*	6,600	30,096
Emdeon Corp.*	48,400	552,244
iSOFT Group plc (United Kingdom) (Note 7)	5,175	11,087
Merge Technologies, Inc.*	775	9,796
Omnicell, Inc.*	2,000	26,640
		629,863

Life Sciences Tools & Services - 0.75%
Affymetrix, Inc.*	5,875	168,319
Caliper Life Sciences, Inc.*	2,250	13,702
Charles River Laboratories International, Inc.*	475	22,444
PerkinElmer, Inc.	10,850	232,624
Xenogen Corp.*	1,550	5,937
		443,026

Pharmaceuticals - 0.86%
AstraZeneca plc (United Kingdom) (Note 7)	25	1,381
Novartis AG - ADR (Switzerland) (Note 7)	7,975	458,642
Sanofi-Aventis - ADR (France) (Note 7)	300	14,112
Sanofi-Aventis (France) (Note 7)	41	3,866
Shire plc (United Kingdom) (Note 7)	200	3,118
Valeant Pharmaceuticals International	1,675	29,983
		511,102
Total Health Care		2,515,182

Industrials - 1.93%
Aerospace & Defense - 0.40%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	6,050	234,921

Air Freight & Logistics - 0.40%
Deutsche Post AG (Germany) (Note 7)	175	4,667

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics (continued)
TNT N.V. (Netherlands) (Note 7)	475	$17,100
United Parcel Service, Inc. - Class B	2,650	214,836
		236,603

Airlines - 0.53%
AirTran Holdings, Inc.*	650	9,087
Deutsche Lufthansa AG (Germany) (Note 7)	450	8,282
JetBlue Airways Corp.*	8,100	83,106
Southwest Airlines Co.	13,350	216,537
		317,012

Commercial Services & Supplies - 0.02%
ChoicePoint, Inc.*	75	3,302
The Dun & Bradstreet Corp.*	100	7,702
Herman Miller, Inc.	100	3,079
		14,083

Electrical Equipment - 0.07%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland) (Note 7)	2,150	30,573
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	200	4,347
Plug Power, Inc.*	850	5,100
		40,020

Industrial Conglomerates - 0.49%
3M Co.	3,100	264,833
Siemens AG (Germany) (Note 7)	200	18,959
Tyco International Ltd. (Bermuda) (Note 7)	275	7,246
		291,038

Machinery - 0.02%
MAN AG (Germany) (Note 7)	200	15,157
Total Industrials		1,148,834

Information Technology - 4.35%
Communications Equipment - 2.25%
Blue Coat Systems, Inc.*	1,250	27,200
Cisco Systems, Inc.*	29,125	610,169
ECI Telecom Ltd.* (Israel) (Note 7)	525	5,607
Inter-Tel, Inc.	1,425	32,689
Juniper Networks, Inc.*	18,575	343,266
Packeteer, Inc.*	2,075	27,100
Polycom, Inc.*	425	9,350
RADWARE Ltd.* (Israel) (Note 7)	1,200	19,020
Research In Motion Ltd. (RIM)* (Canada) (Note 7)	2,800	214,564

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Communications Equipment (continued)
Spirent plc* (United Kingdom) (Note 7) (now known as Spirent Communications plc)	26,075	$19,611
Tandberg ASA (Norway) (Note 7)	2,650	26,988
		1,335,564

Computers & Peripherals - 0.77%
EMC Corp.*	17,875	241,491
International Business Machines (IBM) Corp.	2,625	216,142
		457,633

Electronic Equipment & Instruments - 0.02%
DTS, Inc.*	525	9,849

IT Services - 0.44%
Automatic Data Processing, Inc.	200	8,816
The BISYS Group, Inc.*[2]	450	7,173
First Data Corp.	4,650	221,758
Fiserv, Inc.*	200	9,016
MoneyGram International, Inc.	75	2,543
RightNow Technologies, Inc.*	825	15,271
		264,577

Semiconductors & Semiconductor Equipment - 0.09%
ATI Technologies, Inc.* (Canada) (Note 7)	300	4,656
Cabot Microelectronics Corp.*	475	15,537
Exar Corp.*	775	11,230
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	2,122	22,239
		53,662

Software - 0.78%
Agile Software Corp.*	1,900	13,243
Amdocs Ltd.* (Guernsey) (Note 7)	900	33,480
Borland Software Corp.*	3,850	19,635
Cognos, Inc.* (Canada) (Note 7)	125	4,659
Kronos, Inc.*	225	10,269
Mercury Interactive Corp.*	375	13,500
Misys plc (United Kingdom) (Note 7)	1,475	5,594
NAVTEQ Corp.*	250	10,380
Quality Systems, Inc.	600	20,136
Salesforce.com, Inc.*	450	15,773
SAP AG (Germany) (Note 7)	75	16,405
Symantec Corp.*	11,150	182,637
Synopsys, Inc.*	5,075	110,787
Take-Two Interactive Software, Inc.*	300	5,115
		461,613
Total Information Technology		2,582,898

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

	Shares/	Value
Pro-Blend® Conservative Term Series	Principal Amount	(Note 2)

COMMON STOCKS (continued)

Materials - 0.64%
Chemicals - 0.61%
Air Liquide S.A. (France) (Note 7)	27	$5,841
Bayer AG (Germany) (Note 7)	250	11,510
Degussa AG (Germany) (Note 7)	75	4,276
Lanxess* (Germany) (Note 7)	142	5,825
Lonza Group AG (Switzerland) (Note 7)	2,450	173,899
Minerals Technologies, Inc.	2,650	151,633
Nalco Holding Co.*	450	8,482
		361,466

Containers & Packaging - 0.01%
Caraustar Industries, Inc.*	600	5,946

Paper & Forest Products - 0.02%
Sappi Ltd. - ADR (South Africa) (Note 7)	900	12,636
Total Materials		380,048

Telecommunication Services - 0.98%
Wireless Telecommunication Services - 0.98%
Vodafone Group plc - ADR (United Kingdom) (Note 7)	24,550	581,835

Utilities - 1.41%
Electric Utilities - 1.01%
Allegheny Energy, Inc.*	10,825	385,695
American Electric Power Co., Inc.	5,750	192,395
E.ON AG (Germany) (Note 7)	175	21,445
Westar Energy, Inc.	100	2,094
		601,629

Independent Power Producers & Energy Traders - 0.01%
Drax Group plc (United Kingdom) (Note 7)	425	6,122

Multi-Utilities - 0.39%
Aquila, Inc.*	1,400	6,062
Xcel Energy, Inc.	11,875	223,725
		229,787
Total Utilities		837,538

TOTAL COMMON STOCKS
(Identified Cost $13,260,455)		15,574,297

CORPORATE BONDS - 1.07%
Consumer Discretionary - 0.36%
Automobiles - 0.14%
General Motors Acceptance Corp., 4.50%, 7/15/2006	$25,000	24,818

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Automobiles (continued)
General Motors Acceptance Corp., 6.125%, 9/15/2006	$55,000	$54,567
		79,385

Leisure Equipment & Products - 0.04%
Eastman Kodak Co., 6.375%, 6/15/2006	25,000	25,005

Media - 0.14%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	25,000	25,919
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	25,000	26,009
The Walt Disney Co., 7.00%, 3/1/2032	30,000	32,376
		84,304

Multiline Retail - 0.04%
Target Corp., 5.875%, 3/1/2012	25,000	25,393
Total Consumer Discretionary		214,087

Energy - 0.04%
Oil, Gas & Consumable Fuels - 0.04%
Amerada Hess Corp. (now known as Hess Corp.), 6.65%, 8/15/2011	25,000	26,061

Financials - 0.36%
Capital Markets - 0.05%
Goldman Sachs Capital I, 6.345%, 2/15/2034	30,000	28,778

Commercial Banks - 0.15%
PNC Funding Corp., 7.50%, 11/1/2009	25,000	26,624
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,113
Wachovia Corp., 5.25%, 8/1/2014	35,000	33,528
		91,265

Diversified Financial Services - 0.07%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	45,000	40,323

Insurance - 0.09%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	35,000	32,743
American International Group, Inc., 4.25%, 5/15/2013	25,000	22,887
		55,630
Total Financials		215,996

Industrials - 0.16%
Airlines - 0.06%
Southwest Airlines Co., 5.25%, 10/1/2014	35,000	32,916

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Industrials (continued)
Industrial Conglomerates - 0.06%
General Electric Capital Corp., 6.75%, 3/15/2032	$30,000	$32,395

Road & Rail - 0.04%
CSX Corp., 6.75%, 3/15/2011	25,000	26,132
Total Industrials		91,443

Information Technology - 0.06%
Communications Equipment - 0.06%
Corning, Inc., 5.90%, 3/15/2014	35,000	34,117

Materials - 0.05%
Metals & Mining - 0.05%
Alcoa, Inc., 7.375%, 8/1/2010	25,000	26,711

Telecommunication Services - 0.04%
Diversified Telecommunication Services - 0.04%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	25,000	25,013

TOTAL CORPORATE BONDS
(Identified Cost $655,495)		633,428

U.S. TREASURY SECURITIES - 27.51%
U.S. Treasury Bonds - 6.96%
U.S. Treasury Bond, 6.875%, 8/15/2025	170,000	201,756
U.S. Treasury Bond, 5.50%, 8/15/2028	3,835,000	3,931,473

Total U.S. Treasury Bonds
(Identified Cost $4,370,599)		4,133,229

U.S. Treasury Notes - 20.55%
U.S. Treasury Note, 7.00%, 7/15/2006	25,000	25,103
U.S. Treasury Note, 6.50%, 10/15/2006	15,000	15,101
U.S. Treasury Note, 3.50%, 11/15/2006	700,000	694,532
U.S. Treasury Note, 3.625%, 4/30/2007	2,000,000	1,974,532
U.S. Treasury Note, 4.375%, 5/15/2007	500,000	497,304
U.S. Treasury Note, 6.625%, 5/15/2007	35,000	35,593
U.S. Treasury Note, 3.25%, 8/15/2007	1,050,000	1,028,426
U.S. Treasury Note, 6.125%, 8/15/2007	15,000	15,224
U.S. Treasury Note, 3.00%, 2/15/2008	400,000	387,203
U.S. Treasury Note, 5.50%, 2/15/2008	90,000	90,991
U.S. Treasury Note, 5.625%, 5/15/2008	10,000	10,143
U.S. Treasury Note, 3.25%, 8/15/2008	300,000	289,535
Interest Stripped - Principal Payment, 2/15/2009	17,000	14,857
U.S. Treasury Note, 3.50%, 11/15/2009	2,000,000	1,910,000
U.S. Treasury Note, 3.875%, 5/15/2010	1,000,000	962,500
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,004,258

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Principal Amount	(Note 2)

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Note, 3.625%, 5/15/2013	$3,525,000	$3,241,347

Total U.S. Treasury Notes
(Identified Cost $12,522,712)		12,196,649

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $16,893,311)		16,329,878

U.S. GOVERNMENT AGENCIES - 11.17%
Mortgage-Backed Securities - 11.15%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	31,873	31,641
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	493,476	480,545
Fannie Mae, Pool #747607, 6.50%, 11/1/2033	41,021	41,791
Fannie Mae, TBA[3], 4.50%, 5/15/2021	96,000	91,380
Fannie Mae, TBA[3], 5.00%, 6/15/2021	91,000	88,526
Fannie Mae, TBA[3], 6.00%, 5/15/2036	123,000	122,423
Fannie Mae, TBA[3], 5.00%, 6/15/2036	173,000	163,485
Fannie Mae, TBA[3], 5.50%, 7/15/2036	292,000	283,058
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	25,715	25,501
Federal Home Loan Mortgage Corp., Pool #G11912, 5.50%, 3/1/2021	494,565	490,258
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	19,626	19,990
Federal Home Loan Mortgage Corp., TBA[3], 4.50%, 5/15/2021	101,000	96,076
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 7/15/2021	75,000	72,820
Federal Home Loan Mortgage Corp., TBA[3], 6.00%, 5/15/2036	64,000	63,780
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 6/15/2036	149,000	144,623
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 7/15/2036	133,000	125,560
GNMA, Pool #365225, 9.00%, 11/15/2024	2,177	2,361
GNMA, Pool #398655, 6.50%, 5/15/2026	2,601	2,681
GNMA, Pool #452826, 9.00%, 1/15/2028	3,974	4,321
GNMA, Pool #460820, 6.00%, 6/15/2028	16,313	16,409
GNMA, Pool #458983, 6.00%, 1/15/2029	41,857	42,082
GNMA, Pool #530481, 8.00%, 8/15/2030	17,747	18,970
GNMA, Pool #577796, 6.00%, 1/15/2032	70,954	71,269
GNMA, Pool #631703, 6.50%, 9/15/2034	12,065	12,415
GNMA, Pool #003808M, 6.00%, 1/20/2036	795,756	796,490
GNMA, Pool #651235X, 6.50%, 2/15/2036	1,548,580	1,593,240
GNMA, Pool #003808M, 5.50%, 3/20/2036	1,597,164	1,561,378
GNMA, TBA[3], 5.50%, 5/15/2036	72,000	70,672

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

	Principal Amount/	Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
GNMA, TBA[3], 6.00%, 5/15/2036	$46,000	$46,173
GNMA, TBA[3], 5.00%, 6/15/2036	38,000	36,397

Total Mortgage-Backed Securities
(Identified Cost $6,707,498)		6,616,315

Other Agencies - 0.02%
Fannie Mae, 5.25%, 1/15/2009
(Identified Cost $15,655)	15,000	15,036

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $6,723,153)		6,631,351

SHORT-TERM INVESTMENTS - 35.38%
Dreyfus Treasury Cash Management - Institutional Shares	2,286,058	2,286,058
Fannie Mae Discount Note, 5/5/2006	$3,000,000	2,998,131
Federal Home Loan Bank Discount Note, 5/5/2006	3,000,000	2,998,483
U.S. Treasury Bill, 6/22/2006	12,800,000	12,717,847

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $20,999,247)		21,000,519

TOTAL INVESTMENTS - 101.36%
(Identified Cost $58,531,661)		60,169,473

LIABILITIES, LESS OTHER ASSETS - (1.36%)		(809,158)

NET ASSETS - 100%		$59,360,315

*Non-income producing security
**Less than 0.01%
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund (See Note 4 to Financial Statements).
3Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term (unaudited)

April 30, 2006

ASSETS:

Investments, at value (identified cost $58,531,661) (Note 2)	$60,169,473
Foreign currency, at value (cost $628)	628
Interest receivable	275,322
Receivable for securities sold	254,373
Receivable for fund shares sold	239,237
Dividends receivable	15,150
Foreign tax reclaims receivable	5,314

TOTAL ASSETS	60,959,497

LIABILITIES:

Accrued management fees (Note 3)	34,982
Accrued fund accounting and transfer agent fees (Note 3)	6,005
Accrued directors' fees (Note 3)	172
Accrued Chief Compliance Officer service fees (Note 3)	104
Payable for purchases of delayed delivery securities (Note 2)	1,418,455
Payable for securities purchased	116,192
Audit fees payable	18,731
Payable for fund shares repurchased	808
Other payables and accrued expenses	3,733

TOTAL LIABILITIES	1,599,182

TOTAL NET ASSETS	$59,360,315

NET ASSETS CONSIST OF:

Capital stock	$50,036
Additional paid-in-capital	56,596,848
Undistributed net investment income	442,895
Accumulated net realized gain on investments and other assets and liabilities	632,531
Net unrealized appreciation on investments and other assets and liabilities	1,638,005

TOTAL NET ASSETS	$59,360,315

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($59,360,315/5,003,627 shares)	$11.86

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term (unaudited)

For the Six Months Ended April 30, 2006

INVESTMENT INCOME:

Interest	$726,566
Dividends (net of foreign tax withheld, $3,769)	139,535

Total Investment Income	866,101

EXPENSES:

Management fees (Note 3)	206,564
Fund accounting and transfer agent fees (Note 3)	29,557
Directors' fees (Note 3)	4,016
Chief Compliance Officer service fees (Note 3)	2,429
Audit fees	15,760
Custodian fees	9,858
Miscellaneous	15,909

Total Expenses	284,093
Less reduction of expenses (Note 3)	(25,529)

Net Expenses	258,564

NET INVESTMENT INCOME	607,537

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	642,539
Foreign currency and other assets and liabilities	(10)

642,529

Net change in unrealized appreciation on -
Investments	634,097
Foreign currency and other assets and liabilities	396

634,493

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,277,022

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,884,559

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term

	For the Six
	Months Ended	For the
	4/30/06	Year Ended
	(unaudited)	10/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$607,537	$653,468
Net realized gain on investments	642,529	1,324,501
Net change in unrealized appreciation on investments	634,493	(172,144)

Net increase from operations	1,884,559	1,805,825

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(600,170)	(493,684)
From net realized gain on investments	(1,298,762)	(234,753)

Total distributions to shareholders	(1,898,932)	(728,437)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	13,475,549	17,977,549

Net increase in net assets	13,461,176	19,054,937

NET ASSETS:

Beginning of period	45,899,139	26,844,202

End of period (including undistributed net investment income of $442,895 and $435,528, respectively)	$59,360,315	$45,899,139

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term

	For the Six
	Months Ended
	4/30/06	For the Years Ended
	(unaudited)	10/31/05	10/31/04	10/31/03	10/31/02	10/31/01

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$11.90	$11.54	$11.32	$10.95	$11.34	$11.16

Income from investment operations:
Net investment income	0.13	0.17	0.18	0.17	0.30[2]	0.46
Net realized and unrealized gain on investments	0.30	0.46	0.48	0.45	0.15[2]	0.51

Total from investment operations	0.43	0.63	0.66	0.62	0.45	0.97

Less distributions to shareholders:
From net investment income	(0.15)	(0.18)	(0.17)	(0.21)	(0.41)	(0.48)
From net realized gain on investments	(0.32)	(0.09)	(0.27)	(0.04)	(0.43)	(0.31)

Total distributions to shareholders	(0.47)	(0.27)	(0.44)	(0.25)	(0.84)	(0.79)

Net asset value - End of period	$11.86	$11.90	$11.54	$11.32	$10.95	$11.34

Total return[1]	3.74%	5.49%	5.93%	5.75%	4.35%	9.09%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.00%[3]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	2.35%[3]	1.81%	1.77%	1.90%	2.95%[2]	3.84%

Portfolio turnover	32%	60%	25%	40%	55%	42%

Net assets - End of period (000's omitted)	$59,360	$45,899	$26,844	$19,991	$12,195	$4,233

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

0.10%[3]	0.21%	0.32%	0.82%	1.84%	2.00%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2The Series adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies, which requires the Series to amortize premium and accrete discount on all debt securities (see Note 2 to the financial statements). The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain on investments per share by $0.01, and increase the net investment income ratio from 2.80% to 2.95%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
3Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/05	4/30/06	11/1/05-4/30/06
Actual	$1,000.00	$1,069.50	$5.95
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.04	$5.81

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio Composition - Pro-Blend® Moderate Term Series (unaudited)

As of April 30, 2006

<graphic>
<pie chart>

Asset Allocation*

Common Stocks	53.83%
Corporate Bonds	2.91%
U.S. Government Agencies	4.44%
U.S. Treasury Bonds[1]	6.07%
U.S. Treasury Notes[2]	22.66%
Cash, short-term investments, and liabilities, less other assets	10.09%

*As a percentage of net assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
2A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation*

Health Care	9.06%
Information Technology	8.87%
Consumer Discretionary	8.74%
Consumer Staples	7.00%
Financials	5.51%
Energy	4.97%
Industrials	4.38%
Utilities	2.86%
Telecommunication Services	2.12%
Materials	1.51%

*Including Common Stocks and Corporate Bonds, as a percentage of total investments.

Top Ten Stock Holdings*

Cisco Systems, Inc.	2.15%
Vodafone Group plc - ADR (United Kingdom)	2.06%
Emdeon Corp.	2.00%
Unilever plc - ADR (United Kingdom)	1.93%
Novartis AG - ADR (Switzerland)	1.81%
Time Warner, Inc.	1.54%
Carnival Corp.	1.41%
The Coca-Cola Co.	1.36%
Allegheny Energy, Inc.	1.26%
Schlumberger Ltd.	1.16%

*As a percentage of total investments.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS - 53.83%

Consumer Discretionary - 8.20%
Auto Components - 0.07%
Autoliv, Inc. (Sweden) (Note 7)	1,925	$106,452
Azure Dynamics Corp.* (Canada) (Note 7)	31,950	33,728
Tenneco, Inc.*	1,775	42,689
		182,869
Automobiles - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7)	1,350	73,480

Diversified Consumer Services - 0.03%
Corinthian Colleges, Inc.*	5,300	78,917

Hotels, Restaurants & Leisure - 2.37%
Carnival Corp.	82,125	3,845,092
Club Mediterranee S.A.* (France) (Note 7)	3,800	225,526
International Game Technology	57,825	2,193,302
		6,263,920

Household Durables - 0.05%
Interface, Inc. - Class A*	10,325	132,779

Internet & Catalog Retail - 0.09%
Audible, Inc.*	22,375	241,650

Leisure Equipment & Products - 0.54%
K2, Inc.*	525	6,190
Marvel Entertainment, Inc.*	73,250	1,429,107
		1,435,297

Media - 4.10%
Acme Communications, Inc.*	6,500	29,185
Cablevision Systems Corp. - Class A	69,325	1,405,218
Comcast Corp. - Class A*	66,050	2,044,247
DreamWorks Animation SKG, Inc. - Class A*	1,500	40,650
The E.W. Scripps Co. - Class A	55,625	2,563,200
GCap Media plc (United Kingdom) (Note 7)	24,900	115,316
Impresa S.A. (SGPS)* (Portugal) (Note 7)	6,100	39,088
Pearson plc (United Kingdom) (Note 7)	7,175	99,424
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	1,650	65,670
Reuters Group plc (United Kingdom) (Note 7)	13,450	95,395
Scholastic Corp.*	3,000	79,620
Time Warner, Inc.	241,575	4,203,405
Wolters Kluwer N.V. (Netherlands) (Note 7)	2,925	76,190
		10,856,608

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.04%
Don Quijote Co. Ltd. (Japan) (Note 7)	700	$59,701
PPR S.A. (France) (Note 7)	475	61,594
		121,295

Specialty Retail - 0.85%
Build-A-Bear Workshop, Inc.*	2,750	88,825
Douglas Holding AG (Germany) (Note 7)	3,375	162,200
Kingfisher plc (United Kingdom) (Note 7)	46,675	191,692
KOMERI Co. Ltd. (Japan) (Note 7)	2,300	77,576
Office Depot, Inc.*	40,925	1,660,736
Pier 1 Imports, Inc.	5,500	66,385
		2,247,414

Textiles, Apparel & Luxury Goods - 0.03%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	700	73,685
Total Consumer Discretionary		21,707,914

Consumer Staples - 7.16%
Beverages - 1.49%
The Coca-Cola Co.	88,725	3,722,901
Diageo plc (United Kingdom) (Note 7)	1,175	19,388
Heineken N.V. (Netherlands) (Note 7)	2,050	83,032
Kirin Brewery Co. Ltd. (Japan) (Note 7)	5,000	74,133
Scottish & Newcastle plc (United Kingdom) (Note 7)	4,650	42,985
		3,942,439

Food & Staples Retailing - 1.80%
Carrefour S.A. (France) (Note 7)	48,975	2,840,509
Metro AG (Germany) (Note 7)	1,150	65,074
Pathmark Stores, Inc.*	5,325	55,114
Tesco plc (United Kingdom) (Note 7)	7,700	44,856
Wal-Mart Stores, Inc.	38,750	1,744,912
		4,750,465

Food Products - 3.14%
Cadbury Schweppes plc (United Kingdom) (Note 7)	15,525	153,988
Groupe Danone (France) (Note 7)	1,075	134,109
The Hain Celestial Group, Inc.*	3,950	106,255
Nestle S.A. (Switzerland) (Note 7)	8,400	2,562,752
Suedzucker AG (Germany) (Note 7)	2,500	68,589
Unilever plc - ADR (United Kingdom) (Note 7)	123,473	5,276,001
		8,301,694

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.07%
Kao Corp. (Japan) (Note 7)	1,000	$26,877
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7)	6,775	119,312
Reckitt Benckiser plc (United Kingdom) (Note 7)	1,350	49,204
		195,393

Personal Products - 0.66%
Clarins S.A. (France) (Note 7)	3,458	243,395
The Estee Lauder Companies, Inc. - Class A	40,500	1,503,360
		1,746,755
Total Consumer Staples		18,936,746

Energy - 4.97%
Energy Equipment & Services - 4.07%
Abbot Group plc (United Kingdom) (Note 7)	31,025	186,956
Baker Hughes, Inc.	16,025	1,295,301
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)	1,400	226,219
Cooper Cameron Corp.* (now known as Cameron International Corp.)	41,200	2,069,888
Helmerich & Payne, Inc.	1,025	74,558
National-Oilwell Varco, Inc.*	34,139	2,354,567
Pride International, Inc.*	5,800	202,362
Schlumberger Ltd.	45,750	3,163,155
Scomi Group Berhad (Malaysia) (Note 7)	159,000	55,713
Weatherford International Ltd.*	21,750	1,151,227
		10,779,946

Oil, Gas & Consumable Fuels - 0.90%
Amerada Hess Corp. (now known as Hess Corp.)	13,625	1,952,054
BP plc (United Kingdom) (Note 7)	3,950	48,721
Eni S.p.A. (Italy) (Note 7)	4,025	122,867
Forest Oil Corp.*	1,250	45,712
Mariner Energy, Inc.*	1,011	19,664
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	550	48,889
Royal Dutch Shell plc - Class B (United Kingdom) (Note 7)	1,457	52,095
Total S.A. (France) (Note 7)	300	82,950
		2,372,952
Total Energy		13,152,898

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials - 4.86%
Capital Markets - 1.63%
The Bank of New York Co., Inc.	59,200	$2,080,880
The Charles Schwab Corp.	2,450	43,855
Daiwa Securities Group, Inc. (Japan) (Note 7)	5,000	69,346
Deutsche Bank AG (Germany) (Note 7)	1,350	165,078
Franklin Resources, Inc.	350	32,592
Janus Capital Group, Inc.	2,675	52,055
Mellon Financial Corp.[1]	1,650	62,089
Merrill Lynch & Co., Inc.	725	55,288
Morgan Stanley	950	61,085
SEI Investments Co.	38,425	1,649,969
T. Rowe Price Group, Inc.	425	35,781
		4,308,018

Commercial Banks - 2.68%
Aareal Bank AG* (Germany) (Note 7)	1,250	58,939
ABN AMRO Holding N.V. (Netherlands) (Note 7)	4,425	132,230
Barclays plc (United Kingdom) (Note 7)	14,225	177,663
BNP Paribas (France) (Note 7)	700	66,135
The Chugoku Bank Ltd. (Japan) (Note 7)	4,000	62,890
Commerzbank AG (Germany) (Note 7)	3,375	139,424
Credit Agricole S.A. (France) (Note 7)	1,475	59,426
Fifth Third Bancorp	400	16,168
The Hachijuni Bank Ltd. (Japan) (Note 7)	7,000	56,566
Huntington Bancshares, Inc.	650	15,698
KeyCorp	800	30,576
M&T Bank Corp.	250	29,850
Marshall & Ilsley Corp.	900	41,148
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	4	62,890
National City Corp.	850	31,365
PNC Financial Services Group, Inc.	24,525	1,752,802
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	4,900	160,010
Societe Generale (France) (Note 7)	400	61,102
The Sumitomo Trust and Banking Co. Ltd. (Japan) (Note 7)	7,000	74,519
SunTrust Banks, Inc.	400	30,932
TCF Financial Corp.	1,075	28,874
U.S. Bancorp	68,575	2,155,998
UniCredito Italiano S.p.A. (Italy) (Note 7)	17,000	128,019
Wachovia Corp.	27,225	1,629,416
Wells Fargo & Co.	600	41,214

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Zions Bancorporation	550	$45,666
		7,089,520

Consumer Finance - 0.01%
Capital One Financial Corp.	350	30,324

Diversified Financial Services - 0.16%
Bank of America Corp.	2,525	126,048
Citigroup, Inc.	1,450	72,427
ING Groep N.V. (Netherlands) (Note 7)	1,875	76,299
JPMorgan Chase & Co.	2,850	129,333
Moody's Corp.	300	18,603
		422,710

Insurance - 0.34%
Allianz AG (Germany) (Note 7)	2,100	350,985
Ambac Financial Group, Inc.	775	63,829
American International Group, Inc.	1,150	75,038
Assicurazioni Generali S.p.A. (Italy) (Note 7)	2,325	87,132
Axa (France) (Note 7)	1,850	67,884
Marsh & McLennan Companies, Inc.	500	15,335
MBIA, Inc.	450	26,833
Muenchener Rueckver AG (Germany) (Note 7)	1,125	159,192
Principal Financial Group, Inc.	325	16,676
Torchmark Corp.	250	15,028
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	750	26,363
		904,295

Real Estate Investment Trusts (REITS) - 0.00%**
Friedman, Billings, Ramsey Group, Inc. - Class A	1,225	13,242

Thrifts & Mortgage Finance - 0.04%
BankAtlantic Bancorp, Inc. - Class A	3,525	52,593
Flagstar Bancorp, Inc.	1,850	29,600
New York Community Bancorp, Inc.	725	12,477
		94,670
Total Financials		12,862,779

Health Care - 9.23%
Biotechnology - 0.17%
Millennium Pharmaceuticals, Inc.*	28,325	257,191
Senomyx, Inc.*	4,650	66,542
Solexa, Inc.*	14,675	138,092
		461,825

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 2.50%
Align Technology, Inc.*	14,825	$130,312
Bausch & Lomb, Inc.	31,200	1,527,240
Biomet, Inc.	3,375	125,482
The Cooper Companies, Inc.	29,600	1,622,672
DENTSPLY International, Inc.	28,925	1,725,955
Edwards Lifesciences Corp.*	3,925	174,427
IntraLase Corp.*	12,600	270,648
Inverness Medical Innovations, Inc.	10,200	265,200
Mentor Corp.	2,825	122,407
Orthovita, Inc.*	16,600	65,570
Wright Medical Group, Inc.*	19,400	455,318
Zoll Medical Corp.*	5,400	143,100
		6,628,331

Health Care Providers & Services - 0.47%
AmerisourceBergen Corp.	1,150	49,622
AMN Healthcare Services, Inc.*	15,450	296,949
Cardinal Health, Inc.	875	58,931
Cross Country Healthcare, Inc.*	12,300	222,876
Healthways, Inc.*	1,250	61,325
McKesson Corp.	1,050	51,019
Patterson Companies, Inc.*	5,625	183,263
Tenet Healthcare Corp.*	21,825	181,584
Triad Hospitals, Inc.*	3,325	136,990
		1,242,559

Health Care Technology - 2.44%
AMICAS, Inc.*	76,850	350,436
Emdeon Corp.*	477,575	5,449,131
iSOFT Group plc (United Kingdom) (Note 7)	52,150	111,724
Merge Technologies, Inc.*	5,450	68,888
Omnicell, Inc.*	20,625	274,725
WebMD Health Corp. - Class A*	4,575	199,104
		6,454,008

Life Sciences Tools & Services - 1.52%
Affymetrix, Inc.*	49,625	1,421,756
Caliper Life Sciences, Inc.*	26,550	161,690
Charles River Laboratories International, Inc.*	3,550	167,737
PerkinElmer, Inc.	93,500	2,004,640
Xenogen Corp.*	68,100	260,823
		4,016,646

Pharmaceuticals - 2.13%
AstraZeneca plc (United Kingdom) (Note 7)	350	19,336
Novartis AG - ADR (Switzerland) (Note 7)	86,075	4,950,173
Sanofi-Aventis (France) (Note 7)	570	53,745

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Sanofi-Aventis - ADR (France) (Note 7)	3,450	$162,288
Shire plc (United Kingdom) (Note 7)	4,000	62,356
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	1,000	61,133
Valeant Pharmaceuticals International	17,800	318,620
		5,627,651
Total Health Care		24,431,020

Industrials - 4.07%
Aerospace & Defense - 0.87%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	59,650	2,316,210

Air Freight & Logistics - 0.89%
Deutsche Post AG (Germany) (Note 7)	2,375	63,332
TNT N.V. (Netherlands) (Note 7)	4,950	178,202
United Parcel Service, Inc. - Class B	26,100	2,115,927
		2,357,461

Airlines - 1.23%
AirTran Holdings, Inc.*	7,050	98,559
AMR Corp.*	1,450	35,728
Continental Airlines, Inc. - Class B*	1,325	34,503
Deutsche Lufthansa AG (Germany) (Note 7)	5,675	104,442
JetBlue Airways Corp.*	77,825	798,484
Southwest Airlines Co.	134,350	2,179,157
		3,250,873

Commercial Services & Supplies - 0.05%
ChoicePoint, Inc.*	675	29,720
The Dun & Bradstreet Corp.*	875	67,393
Herman Miller, Inc.	1,175	36,178
		133,291

Construction & Engineering - 0.03%
Hochtief AG (Germany) (Note 7)	1,200	81,739

Electrical Equipment - 0.09%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland) (Note 7)	5,325	75,722
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	5,625	122,253
Plug Power, Inc.*	6,350	38,100
		236,075

Industrial Conglomerates - 0.84%
3M Co.	23,275	1,988,383
Siemens AG (Germany) (Note 7)	1,400	132,712

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Sonae S.A. (SGPS) (Portugal) (Note 7)	24,275	$41,338
Tyco International Ltd. (Bermuda) (Note 7)	1,875	49,406
		2,211,839

Machinery - 0.07%
FANUC Ltd. (Japan) (Note 7)	600	56,759
MAN AG (Germany) (Note 7)	1,625	123,150
		179,909
Total Industrials		10,767,397

Information Technology - 8.97%
Communications Equipment - 4.57%
Blue Coat Systems, Inc.*	12,575	273,632
Cisco Systems, Inc.*	279,850	5,862,858
ECI Telecom Ltd.* (Israel) (Note 7)	3,625	38,715
Inter-Tel, Inc.	11,225	257,502
Juniper Networks, Inc.*	161,350	2,981,748
Packeteer, Inc.*	15,275	199,492
Polycom, Inc.*	5,050	111,100
RADWARE Ltd.* (Israel) (Note 7)	9,900	156,915
Research In Motion Ltd. (RIM)* (Canada) (Note 7)	23,150	1,773,985
Spirent plc* (United Kingdom) (Note 7) (now known as Spirent Communications plc)	185,825	139,760
Tandberg ASA (Norway) (Note 7)	29,225	297,629
		12,093,336

Computers & Peripherals - 1.34%
EMC Corp.*	146,375	1,977,526
International Business Machines (IBM) Corp.	19,050	1,568,577
		3,546,103

Electronic Equipment & Instruments - 0.05%
DTS, Inc.*	6,400	120,064
KEYENCE Corp. (Japan) (Note 7)	110	28,870
		148,934

IT Services - 1.00%
Automatic Data Processing, Inc.	1,350	59,508
The BISYS Group, Inc.*[2]	3,800	60,572
First Data Corp.	48,150	2,296,274
Fiserv, Inc.*	1,375	61,985
MoneyGram International, Inc.	1,650	55,935
RightNow Technologies, Inc.*	5,825	107,821
		2,642,095

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Office Electronics - 0.03%
Canon, Inc. (Japan) (Note 7)	1,000	$76,504

Semiconductors & Semiconductor Equipment - 0.24%
ATI Technologies, Inc.* (Canada) (Note 7)	4,100	63,632
Cabot Microelectronics Corp.*	6,750	220,793
Exar Corp.*	8,950	129,686
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	21,213	222,312
		636,423

Software - 1.74%
Agile Software Corp.*	19,075	132,953
Amdocs Ltd.* (Guernsey) (Note 7)	11,175	415,710
Borland Software Corp.*	37,375	190,613
Cognos, Inc.* (Canada) (Note 7)	925	34,475
Kronos, Inc.*	1,675	76,447
Mercury Interactive Corp.*	4,175	150,300
Misys plc (United Kingdom) (Note 7)	16,850	63,903
NAVTEQ Corp.*	1,775	73,698
Quality Systems, Inc.	4,675	156,893
Salesforce.com, Inc.*	4,750	166,488
SAP AG (Germany) (Note 7)	500	109,363
Symantec Corp.*	104,025	1,703,930
Synopsys, Inc.*	59,225	1,292,882
Take-Two Interactive Software, Inc.*	2,100	35,805
		4,603,460
Total Information Technology		23,746,855

Materials - 1.49%
Chemicals - 1.40%
Air Liquide S.A. (France) (Note 7)	340	73,552
Bayer AG (Germany) (Note 7)	3,725	171,503
Degussa AG (Germany) (Note 7)	1,325	75,545
Lanxess* (Germany) (Note 7)	1,130	46,353
Lonza Group AG (Switzerland) (Note 7)	24,250	1,721,245
Minerals Technologies, Inc.	27,025	1,546,371
Nalco Holding Co.*	3,400	64,090
		3,698,659

Containers & Packaging - 0.01%
Caraustar Industries, Inc.*	4,225	41,870

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

	Shares/	Value
Pro-Blend® Moderate Term Series	Principal Amount	(Note 2)

COMMON STOCKS (continued)

Materials (continued)
Paper & Forest Products - 0.08%
Sappi Ltd. - ADR (South Africa) (Note 7)	13,175	$184,977
Sonae Industria S.A. (SGPS)* (Portugal) (Note 7)	2,188	21,914
		206,891
Total Materials		3,947,420

Telecommunication Services - 2.12%
Wireless Telecommunication Services - 2.12%
Vodafone Group plc - ADR (United Kingdom) (Note 7)	236,700	5,609,790

Utilities - 2.76%
Electric Utilities - 1.99%
Allegheny Energy, Inc.*	96,775	3,448,093
American Electric Power Co., Inc.	48,950	1,637,867
E.ON AG (Germany) (Note 7)	1,300	159,309
Westar Energy, Inc.	1,025	21,464
		5,266,733

Independent Power Producers & Energy Traders - 0.02%
Drax Group plc (United Kingdom) (Note 7)	3,225	46,453

Multi-Utilities - 0.75%
Aquila, Inc.*	21,325	92,337
Suez S.A. (France) (Note 7)	1,475	58,031
Xcel Energy, Inc.	97,325	1,833,603
		1,983,971
Total Utilities		7,297,157

TOTAL COMMON STOCKS
(Identified Cost $125,619,313)		142,459,976

CORPORATE BONDS - 2.91%
Consumer Discretionary - 0.81%
Automobiles - 0.27%
General Motors Acceptance Corp., 4.50%, 7/15/2006	$195,000	193,578
General Motors Acceptance Corp., 6.125%, 9/15/2006	525,000	520,866
		714,444

Hotels, Restaurants & Leisure - 0.03%
Carnival Corp., 2.00%, 4/15/2021	75,000	91,594

Leisure Equipment & Products - 0.07%
Eastman Kodak Co., 6.375%, 6/15/2006	190,000	190,039

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Media - 0.30%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	$275,000	$285,111
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	235,000	244,486
The Walt Disney Co., 7.00%, 3/1/2032	235,000	253,611
		783,208

Multiline Retail - 0.08%
Target Corp., 5.875%, 3/1/2012	200,000	203,144

Specialty Retail - 0.06%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	145,000	159,390
Total Consumer Discretionary		2,141,819

Consumer Staples - 0.06%
Food & Staples Retailing - 0.06%
The Kroger Co., 7.25%, 6/1/2009	80,000	83,535
The Kroger Co., 6.80%, 4/1/2011	80,000	83,233
Total Consumer Staples		166,768

Energy - 0.16%
Energy Equipment & Services - 0.09%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	40,000	61,100
Pride International, Inc., 3.25%, 5/1/2033	40,000	58,000
Schlumberger Ltd., 1.50%, 6/1/2023	65,000	124,719
		243,819

Oil, Gas & Consumable Fuels - 0.07%
Amerada Hess Corp. (now known as Hess Corp.), 6.65%, 8/15/2011	160,000	166,788
Total Energy		410,607

Financials - 0.82%
Capital Markets - 0.19%
Goldman Sachs Capital I, 6.345%, 2/15/2034	265,000	254,203
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	115,000	120,435
Merrill Lynch & Co., Inc., 6.00%, 2/17/2009	125,000	127,015
		501,653

Commercial Banks - 0.31%
PNC Funding Corp., 7.50%, 11/1/2009	155,000	165,067
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	326,683
Wachovia Corp., 5.25%, 8/1/2014	335,000	320,913
		812,663

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Financials (continued)
Diversified Financial Services - 0.16%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	$350,000	$313,628
Citigroup, Inc., 5.00%, 9/15/2014	130,000	123,124
		436,752

Insurance - 0.16%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	270,000	252,587
American International Group, Inc., 4.25%, 5/15/2013	180,000	164,790
		417,377
Total Financials		2,168,445

Health Care - 0.12%
Pharmaceuticals - 0.12%
Abbott Laboratories, 3.50%, 2/17/2009	135,000	128,759
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	60,000	52,575
Wyeth[3], 5.50%, 3/15/2013	125,000	122,985
Total Health Care		304,319

Industrials - 0.45%
Aerospace & Defense - 0.04%
Boeing Capital Corp., 6.50%, 2/15/2012	115,000	119,753

Air Freight & Logistics - 0.05%
FedEx Corp., 3.50%, 4/1/2009	135,000	128,209

Airlines - 0.10%
Southwest Airlines Co., 5.25%, 10/1/2014	275,000	258,627

Industrial Conglomerates - 0.12%
General Electric Capital Corp., 6.75%, 3/15/2032	290,000	313,150

Machinery - 0.04%
John Deere Capital Corp., 7.00%, 3/15/2012	115,000	122,596

Road & Rail - 0.10%
CSX Corp., 6.75%, 3/15/2011	165,000	172,472
Union Pacific Corp., 6.65%, 1/15/2011	80,000	83,125
		255,597
Total Industrials		1,197,932

Information Technology - 0.17%
Communications Equipment - 0.17%
Cisco Systems, Inc., 5.25%, 2/22/2011	75,000	74,243
Corning, Inc., 5.90%, 3/15/2014	280,000	272,936
Juniper Networks, Inc., 6/15/2008	100,000	105,625
Total Information Technology		452,804

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Materials - 0.06%
Metals & Mining - 0.06%
Alcoa, Inc., 7.375%, 8/1/2010	$155,000	$165,608

Telecommunication Services - 0.06%
Diversified Telecommunication Services - 0.06%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	170,000	170,086

Utilities - 0.20%
Electric Utilities - 0.08%
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	80,000	87,000
American Electric Power Co., Inc., 5.375%, 3/15/2010	125,000	123,675
		210,675

Independent Power Producers & Energy Traders - 0.05%
TXU Energy Co., 7.00%, 3/15/2013	120,000	124,281

Multi-Utilities - 0.07%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	75,000	82,770
Xcel Energy, Inc., 7.50%, 11/21/2007	65,000	100,506
		183,276
Total Utilities		518,232

TOTAL CORPORATE BONDS
(Identified Cost $7,924,635)		7,696,620

U.S. TREASURY SECURITIES - 28.73%
U.S. Treasury Bonds - 6.07%
U.S. Treasury Bond, 7.50%, 11/15/2024	360,000	452,194
U.S. Treasury Bond, 6.00%, 2/15/2026	3,450,000	3,737,050
U.S. Treasury Bond, 5.50%, 8/15/2028	11,575,000	11,866,181

Total U.S. Treasury Bonds
(Identified Cost $16,536,888)		16,055,425

U.S. Treasury Notes - 22.66%
U.S. Treasury Note, 3.125%, 1/31/2007	3,000,000	2,959,569
U.S. Treasury Note, 3.625%, 4/30/2007	17,200,000	16,980,975
U.S. Treasury Note, 3.00%, 2/15/2008	15,000,000	14,520,120
U.S. Treasury Note, 5.625%, 5/15/2008	5,000	5,071
U.S. Treasury Note, 3.25%, 8/15/2008	4,500,000	4,343,027
U.S. Treasury Note, 3.875%, 5/15/2010	3,600,000	3,465,000
U.S. Treasury Note, 4.50%, 11/15/2010	18,000,000	17,699,760

Total U.S. Treasury Notes
(Identified Cost $60,634,167)		59,973,522

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Principal Amount	(Note 2)

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $77,171,055)		$76,028,947

U.S. GOVERNMENT AGENCIES - 4.44%
Mortgage-Backed Securities - 4.41%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	$176,486	175,358
Fannie Mae, Pool #786281, 6.50%, 7/1/2034	204,058	207,608
Fannie Mae, TBA[5], 4.50%, 5/15/2021	692,000	658,697
Fannie Mae, TBA[5], 5.00%, 6/15/2021	731,000	711,126
Fannie Mae, TBA[5], 6.00%, 5/15/2036	1,012,000	1,007,256
Fannie Mae, TBA[5], 5.00%, 6/15/2036	1,261,000	1,191,645
Fannie Mae, TBA[5], 5.50%, 7/15/2036	2,399,000	2,325,531
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	171,429	170,005
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	130,835	133,266
Federal Home Loan Mortgage Corp., TBA[5], 4.50%, 5/15/2021	725,000	689,656
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 7/15/2021	599,000	581,592
Federal Home Loan Mortgage Corp., TBA[5], 6.00%, 5/15/2036	522,000	520,205
Federal Home Loan Mortgage Corp., TBA[5], 5.50%, 6/15/2036	1,087,000	1,055,069
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 7/15/2036	1,094,000	1,032,804
GNMA, Pool #286310, 9.00%, 2/15/2020	3,023	3,264
GNMA, Pool #288873, 9.50%, 8/15/2020	274	302
GNMA, Pool #550290, 6.50%, 8/15/2031	86,987	89,587
GNMA, TBA[5], 5.50%, 5/15/2036	506,000	496,670
GNMA, TBA[5], 6.00%, 5/15/2036	375,000	376,406
GNMA, TBA[5], 5.00%, 6/15/2036	272,000	260,525

Total Mortgage-Backed Securities
(Identified Cost $11,784,602)		11,686,572

Other Agencies - 0.03%
Fannie Mae, 4.25%, 7/15/2007	5,000	4,946
Fannie Mae, 5.75%, 2/15/2008	55,000	55,560
Fannie Mae, 5.25%, 1/15/2009	5,000	5,012
Fannie Mae, 6.375%, 6/15/2009	10,000	10,346

Total Other Agencies
(Identified Cost $76,697)		75,864

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $11,861,299)		11,762,436

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

	Shares/	Value
Pro-Blend® Moderate Term Series	Principal Amount	(Note 2)

SHORT-TERM INVESTMENTS - 13.20%
Dreyfus Treasury Cash Management - Institutional Shares	9,108,087	$9,108,087
U.S. Treasury Bill, 6/22/2006	$26,000,000	25,833,127

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $34,938,480)		34,941,214

TOTAL INVESTMENTS - 103.11%
(Identified Cost $257,514,782)		272,889,193

LIABILITIES, LESS OTHER ASSETS - (3.11%)		(8,221,494)

NET ASSETS - 100%		$264,667,699

*Non-income producing security
**Less than 0.01%
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund (See Note 4 to Financial Statements).
3The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of April 30, 2006.
4Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. The security has been determined to be liquid under guidelines established by the Board of Directors. The security amounts to $87,000, or 0.03%, of the Series' net assets as of April 30, 2006.
5Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series (unaudited)

April 30, 2006

ASSETS:

Investments, at value (identified cost $257,514,782) (Note 2)	$272,889,193
Foreign currency, at value (cost $5,226)	5,226
Receivable for securities sold	2,175,548
Interest receivable	1,207,826
Dividends receivable	113,589
Receivable for fund shares sold	90,202
Foreign tax reclaims receivable	41,919

TOTAL ASSETS	276,523,503

LIABILITIES:

Accrued management fees (Note 3)	214,761
Accrued fund accounting and transfer agent fees (Note 3)	21,655
Accrued directors' fees (Note 3)	168
Accrued Chief Compliance Officer service fees (Note 3)	104
Payable for purchases of delayed delivery securities (Note 2)	11,008,264
Payable for securities purchased	561,015
Audit fees payable	19,630
Payable for fund shares repurchased	15,597
Other payables and accrued expenses	14,610

TOTAL LIABILITIES	11,855,804

TOTAL NET ASSETS	$264,667,699

NET ASSETS CONSIST OF:

Capital stock	$205,522
Additional paid-in-capital	242,574,867
Undistributed net investment income	1,137,580
Accumulated net realized gain on investments and other assets and liabilities	5,372,522
Net unrealized appreciation on investments and other assets and liabilities	15,377,208

TOTAL NET ASSETS	$264,667,699

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($264,667,699/20,552,165 shares)	$12.88

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series (unaudited)

For the Six Months Ended April 30, 2006

INVESTMENT INCOME:

Interest	$1,919,011
Dividends (net of foreign tax withheld, $30,791)	931,690

Total Investment Income	2,850,701

EXPENSES:

Management fees (Note 3)	1,057,979
Fund accounting and transfer agent fees (Note 3)	103,199
Directors' fees (Note 3)	4,016
Chief Compliance Officer service fees (Note 3)	2,429
Custodian fees	18,654
Miscellaneous	43,154

Total Expenses	1,229,431

NET INVESTMENT INCOME	1,621,270

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	5,552,789
Foreign currency and other assets and liabilities	(236)

5,552,553

Net change in unrealized appreciation on -
Investments	7,243,928
Foreign currency and other assets and liabilities	4,076

7,248,004

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	12,800,557

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,421,827

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	For the Six
	Months Ended	For the
	4/30/06	Year Ended
	(unaudited)	10/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,621,270	$1,555,452
Net realized gain on investments	5,552,553	9,624,383
Net change in unrealized appreciation on investments	7,248,004	2,693,747

Net increase from operations	14,421,827	13,873,582

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,453,693)	(1,087,622)
From net realized gain on investments	(9,540,816)	(1,812,964)

Total distributions to shareholders	(10,994,509)	(2,900,586)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	70,218,054	84,293,577

Net increase in net assets	73,645,372	95,266,573

NET ASSETS:

Beginning of period	191,022,327	95,755,754

End of period (including undistributed net investment income of $1,137,580 and $970,003, respectively)	$264,667,699	$191,022,327

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series

	For the Six
	Months Ended
	4/30/06	For the Years Ended
	(unaudited)	10/31/05	10/31/04	10/31/03	10/31/02	10/31/01

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$12.75	$11.81	$11.07	$10.05	$11.06	$12.18

Income (loss) from investment operations:
Net investment income	0.09	0.11	0.11	0.10	0.18	0.31
Net realized and unrealized gain (loss) on investments	0.76	1.16	0.85	1.08	(0.50)	0.11

Total from investment operations	0.85	1.27	0.96	1.18	(0.32)	0.42

Less distributions to shareholders:
From net investment income	(0.10)	(0.11)	(0.10)	(0.16)	(0.26)	(0.38)
From net realized gain on investments	(0.62)	(0.22)	(0.12)	-	(0.43)	(1.16)

Total distributions to shareholders	(0.72)	(0.33)	(0.22)	(0.16)	(0.69)	(1.54)

Net asset value - End of period	$12.88	$12.75	$11.81	$11.07	$10.05	$11.06

Total return[1]	6.95%	10.94%	8.76%	11.87%	(3.32%)	3.59%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.16%[2]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	1.53%[2]	1.09%	1.00%	1.05%	1.80%	2.68%

Portfolio turnover	41%	77%	42%	60%	67%	77%

Net assets - End of period (000's omitted)	$264,668	$191,022	$95,756	$69,393	$47,671	$19,067

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

N/A	0.01%	0.08%	0.13%	0.23%	0.55%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/05	4/30/06	11/1/05-4/30/06
Actual	$1,000.00	$1,091.80	$5.96
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.09	$5.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio Composition - Pro-Blend® Extended Term Series (unaudited)

As of April 30, 2006

<graphic>
<pie chart>

Asset Allocation*

Common Stocks	68.67%
Corporate Bonds	3.29%
U.S. Government Agencies	4.94%
U.S. Treasury Bonds[1]	9.88%
U.S. Treasury Notes[2]	4.53%
Cash, short-term investments, and liabilities, less other assets	8.69%

*As a percentage of net assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
2A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation*

Information Technology	11.07%
Health Care	10.71%
Consumer Discretionary	10.58%
Consumer Staples	8.69%
Financials	7.49%
Energy	6.08%
Industrials	5.31%
Utilities	3.57%
Telecommunication Services	2.46%
Materials	1.91%

*Including Common Stocks and Corporate Bonds, as a percentage of total investments.

Top Ten Stock Holdings*

Cisco Systems, Inc.	2.55%
Vodafone Group plc - ADR (United Kingdom)	2.39%
Emdeon Corp.	2.19%
Novartis AG - ADR (Switzerland)	2.08%
Unilever plc - ADR (United Kingdom)	2.04%
Carnival Corp.	1.82%
Time Warner, Inc.	1.81%
The Coca-Cola Co.	1.77%
Allegheny Energy, Inc.	1.50%
Schlumberger Ltd.	1.43%

*As a percentage of total investments.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS - 68.67%

Consumer Discretionary - 10.30%
Auto Components - 0.12%
Autoliv, Inc. (Sweden) (Note 7)	4,875	$269,587
Azure Dynamics Corp.* (Canada) (Note 7)	114,825	121,214
Tenneco, Inc.*	4,600	110,630
		501,431

Automobiles - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7)	2,550	138,795

Diversified Consumer Services - 0.05%
Corinthian Colleges, Inc.*	13,225	196,920

Hotels, Restaurants & Leisure - 2.97%
Carnival Corp.	175,825	8,232,126
Club Mediterranee S.A.* (France) (Note 7)	5,750	341,256
International Game Technology	109,050	4,136,267
		12,709,649

Household Durables - 0.04%
Interface, Inc. - Class A*	12,400	159,464

Internet & Catalog Retail - 0.10%
Audible, Inc.*	41,125	444,150

Leisure Equipment & Products - 0.05%
K2, Inc.*	2,175	25,643
Marvel Entertainment, Inc.*	9,250	180,468
		206,111

Media - 5.42%
Acme Communications, Inc.*	20,450	91,820
Cablevision Systems Corp. - Class A	144,425	2,927,495
Comcast Corp. - Class A*	132,025	4,086,174
DreamWorks Animation SKG, Inc. - Class A*	3,825	103,658
The E.W. Scripps Co. - Class A	137,375	6,330,240
GCap Media plc (United Kingdom) (Note 7)	30,050	139,166
Impresa S.A. (SGPS)* (Portugal) (Note 7)	16,400	105,090
Pearson plc (United Kingdom) (Note 7)	19,550	270,904
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	7,025	279,595
Reuters Group plc (United Kingdom) (Note 7)	34,675	245,935
Scholastic Corp.*	7,750	205,685
Time Warner, Inc.	470,550	8,187,570
Wolters Kluwer N.V. (Netherlands) (Note 7)	7,425	193,406
		23,166,738

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.06%
Don Quijote Co. Ltd. (Japan) (Note 7)	1,100	$93,816
PPR S.A. (France) (Note 7)	1,200	155,606
		249,422

Specialty Retail - 1.42%
Build-A-Bear Workshop, Inc.*	6,950	224,485
Douglas Holding AG (Germany) (Note 7)	7,800	374,863
Kingfisher plc (United Kingdom) (Note 7)	77,200	317,057
KOMERI Co. Ltd. (Japan) (Note 7)	3,900	131,542
Office Depot, Inc.*	119,825	4,862,498
Pier 1 Imports, Inc.	14,050	169,584
		6,080,029

Textiles, Apparel & Luxury Goods - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	1,575	165,791
Total Consumer Discretionary		44,018,500

Consumer Staples - 9.14%
Beverages - 1.99%
The Coca-Cola Co.	191,400	8,031,144
Diageo plc (United Kingdom) (Note 7)	5,050	83,329
Heineken N.V. (Netherlands) (Note 7)	3,075	124,548
Kirin Brewery Co. Ltd. (Japan) (Note 7)	12,000	177,918
Scottish & Newcastle plc (United Kingdom) (Note 7)	8,675	80,192
		8,497,131

Food & Staples Retailing - 2.30%
Carrefour S.A. (France) (Note 7)	101,300	5,875,316
Metro AG (Germany) (Note 7)	2,725	154,198
Pathmark Stores, Inc.*	13,625	141,019
Tesco plc (United Kingdom) (Note 7)	14,600	85,051
Wal-Mart Stores, Inc.	79,900	3,597,897
		9,853,481

Food Products - 3.78%
Cadbury Schweppes plc (United Kingdom) (Note 7)	25,300	250,943
Groupe Danone (France) (Note 7)	2,050	255,743
The Hain Celestial Group, Inc.*	9,825	264,292
Nestle S.A. (Switzerland) (Note 7)	19,775	6,033,145
Suedzucker AG (Germany) (Note 7)	4,250	116,601
Unilever plc - ADR (United Kingdom) (Note 7)	216,024	9,230,706
		16,151,430

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.08%
Kao Corp. (Japan) (Note 7)	3,000	$80,632
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7)	10,650	187,554
Reckitt Benckiser plc (United Kingdom) (Note 7)	2,475	90,208
		358,394

Personal Products - 0.99%
Clarins S.A. (France) (Note 7)	4,710	331,519
The Estee Lauder Companies, Inc. - Class A	104,750	3,888,320
		4,219,839
Total Consumer Staples		39,080,275

Energy - 6.27%
Energy Equipment & Services - 5.06%
Abbot Group plc (United Kingdom) (Note 7)	58,300	351,314
Baker Hughes, Inc.	31,100	2,513,813
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)	3,175	513,033
Cooper Cameron Corp.* (now known as Cameron International Corp.)	61,950	3,112,368
Helmerich & Payne, Inc.	2,525	183,668
National-Oilwell Varco, Inc.*	69,149	4,769,207
Pride International, Inc.*	12,075	421,297
Schlumberger Ltd.	93,600	6,471,504
Scomi Group Berhad (Malaysia) (Note 7)	404,000	141,559
Weatherford International Ltd.*	59,175	3,132,133
		21,609,896

Oil, Gas & Consumable Fuels - 1.21%
Amerada Hess Corp. (now known as Hess Corp.)	29,175	4,179,902
BP plc (United Kingdom) (Note 7)	7,600	93,742
Eni S.p.A. (Italy) (Note 7)	10,575	322,811
Forest Oil Corp.*	3,200	117,024
Mariner Energy, Inc.*	2,589	50,356
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	1,375	122,224
Royal Dutch Shell plc - Class B (United Kingdom) (Note 7)	2,679	95,787
Total S.A. (France) (Note 7)	675	186,637
		5,168,483
Total Energy		26,778,379

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials - 7.06%
Capital Markets - 2.34%
The Bank of New York Co., Inc.	116,700	$4,102,005
The Charles Schwab Corp.	6,300	112,770
Daiwa Securities Group, Inc. (Japan) (Note 7)	11,000	152,560
Deutsche Bank AG (Germany) (Note 7)	3,350	409,638
Franklin Resources, Inc.	875	81,480
Janus Capital Group, Inc.	6,925	134,760
Mellon Financial Corp.[1]	4,400	165,572
Merrill Lynch & Co., Inc.	1,875	142,988
Morgan Stanley	2,425	155,928
SEI Investments Co.	103,300	4,435,702
T. Rowe Price Group, Inc.	1,100	92,609
		9,986,012

Commercial Banks - 3.92%
Aareal Bank AG* (Germany) (Note 7)	3,225	152,062
ABN AMRO Holding N.V. (Netherlands) (Note 7)	8,025	239,808
Banca Monte dei Paschi di Siena S.p.A. (Italy) (Note 7)	10,950	64,849
Barclays plc (United Kingdom) (Note 7)	30,750	384,053
BNP Paribas (France) (Note 7)	1,550	146,442
The Chugoku Bank Ltd. (Japan) (Note 7)	10,000	157,224
Commerzbank AG (Germany) (Note 7)	8,275	341,847
Credit Agricole S.A. (France) (Note 7)	3,800	153,099
Fifth Third Bancorp	1,000	40,420
The Hachijuni Bank Ltd. (Japan) (Note 7)	18,000	145,455
Huntington Bancshares, Inc.	1,650	39,847
KeyCorp	2,075	79,307
M&T Bank Corp.	650	77,610
Marshall & Ilsley Corp.	2,325	106,299
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	12	188,669
National City Corp.	2,175	80,258
PNC Financial Services Group, Inc.	61,450	4,391,832
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	12,550	409,821
SanPaolo IMI S.p.A. (Italy) (Note 7)	3,025	56,816
Societe Generale (France) (Note 7)	675	103,110
The Sumitomo Trust and Banking Co. Ltd. (Japan) (Note 7)	18,000	191,621
SunTrust Banks, Inc.	1,050	81,197
TCF Financial Corp.	2,700	72,522
U.S. Bancorp	133,225	4,188,594
UniCredito Italiano S.p.A. (Italy) (Note 7)	29,175	219,704
Wachovia Corp.	73,200	4,381,020

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Wells Fargo & Co.	1,800	$123,642
Zions Bancorporation	1,425	118,318
		16,735,446

Consumer Finance - 0.02%
Capital One Financial Corp.	875	75,810

Diversified Financial Services - 0.25%
Bank of America Corp.	6,525	325,728
Citigroup, Inc.	3,725	186,064
ING Groep N.V. (Netherlands) (Note 7)	4,650	189,221
JPMorgan Chase & Co.	7,275	330,139
Moody’s Corp.	775	48,058
		1,079,210

Insurance - 0.46%
Allianz AG (Germany) (Note 7)	4,150	693,612
Ambac Financial Group, Inc.	1,975	162,661
American International Group, Inc.	2,925	190,856
Assicurazioni Generali S.p.A. (Italy) (Note 7)	5,100	191,129
Axa (France) (Note 7)	4,550	166,958
Marsh & McLennan Companies, Inc.	1,275	39,104
MBIA, Inc.	1,175	70,065
Muenchener Rueckver AG (Germany) (Note 7)	2,275	321,921
Principal Financial Group, Inc.	825	42,331
Torchmark Corp.	675	40,574
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	1,900	66,785
		1,985,996

Real Estate Investment Trusts (REITS) - 0.01%
Friedman, Billings, Ramsey Group, Inc. - Class A	3,125	33,781

Thrifts & Mortgage Finance - 0.06%
BankAtlantic Bancorp, Inc. - Class A	8,975	133,907
Flagstar Bancorp, Inc.	6,025	96,400
New York Community Bancorp, Inc.	1,900	32,699
		263,006
Total Financials		30,159,261

Health Care - 11.23%
Biotechnology - 0.21%
Millennium Pharmaceuticals, Inc.*	53,325	484,191
Senomyx, Inc.*	12,075	172,793
Solexa, Inc.*	24,825	233,603
		890,587

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 3.11%
Align Technology, Inc.*	27,775	$244,142
Bausch & Lomb, Inc.	67,475	3,302,901
Biomet, Inc.	6,075	225,868
The Cooper Companies, Inc.	62,375	3,419,398
DENTSPLY International, Inc.	50,850	3,034,220
Edwards Lifesciences Corp.*	7,300	324,412
IntraLase Corp.*	27,575	592,311
Inverness Medical Innovations, Inc.	19,200	499,200
Mentor Corp.	5,275	228,566
Orthovita, Inc.*	42,325	167,184
Wright Medical Group, Inc.*	41,525	974,592
Zoll Medical Corp.*	10,725	284,213
		13,297,007

Health Care Providers & Services - 0.72%
AMERIGROUP Corp.*	20,175	521,120
AmerisourceBergen Corp.	3,000	129,450
AMN Healthcare Services, Inc.*	28,775	553,055
Cardinal Health, Inc.	2,450	165,008
Cross Country Healthcare, Inc.*	24,350	441,222
Healthways, Inc.*	3,175	155,766
McKesson Corp.	2,600	126,334
Patterson Companies, Inc.*	10,300	335,574
Tenet Healthcare Corp.*	41,525	345,488
Triad Hospitals, Inc.*	7,575	312,090
		3,085,107

Health Care Technology - 2.80%
AMICAS, Inc.*	138,425	631,218
Emdeon Corp.*	870,875	9,936,684
iSOFT Group plc (United Kingdom) (Note 7)	98,650	211,344
Merge Technologies, Inc.*	13,300	168,112
Omnicell, Inc.*	40,250	536,130
WebMD Health Corp. - Class A*	11,050	480,896
		11,964,384

Life Sciences Tools & Services - 1.85%
Affymetrix, Inc.*	108,325	3,103,511
Caliper Life Sciences, Inc.*	50,125	305,261
Charles River Laboratories International, Inc.*	8,625	407,531
PerkinElmer, Inc.	184,775	3,961,576
Xenogen Corp.*	37,250	142,667
		7,920,546

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 2.54%
AstraZeneca plc (United Kingdom) (Note 7)	1,450	$80,106
GlaxoSmithKline plc (United Kingdom) (Note 7)	2,800	79,437
Novartis AG - ADR (Switzerland) (Note 7)	163,675	9,412,949
Sanofi-Aventis (France) (Note 7)	1,250	117,862
Sanofi-Aventis - ADR (France) (Note 7)	6,675	313,992
Shire plc (United Kingdom) (Note 7)	7,425	115,749
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	1,700	103,926
Valeant Pharmaceuticals International	34,350	614,865
		10,838,886
Total Health Care		47,996,517

Industrials - 5.10%
Aerospace & Defense - 0.99%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	109,650	4,257,709

Air Freight & Logistics - 1.07%
Deutsche Post AG (Germany) (Note 7)	3,450	91,998
TNT N.V. (Netherlands) (Note 7)	10,175	366,304
United Parcel Service, Inc. - Class B	50,850	4,122,410
		4,580,712

Airlines - 1.43%
AirTran Holdings, Inc.*	15,500	216,690
AMR Corp.*	3,725	91,784
Continental Airlines, Inc. - Class B*	3,475	90,489
Deutsche Lufthansa AG (Germany) (Note 7)	11,325	208,423
JetBlue Airways Corp.*	149,350	1,532,331
Southwest Airlines Co.	243,950	3,956,869
		6,096,586

Commercial Services & Supplies - 0.08%
ChoicePoint, Inc.*	1,725	75,952
The Dun & Bradstreet Corp.*	2,225	171,369
Herman Miller, Inc.	2,700	83,133
		330,454

Construction & Engineering - 0.04%
Hochtief AG (Germany) (Note 7)	2,625	178,803

Electrical Equipment - 0.12%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland) (Note 7)	16,800	238,896
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	8,175	177,675
Plug Power, Inc.*	16,425	98,550
		515,121

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates - 1.28%
3M Co.	57,600	$4,920,768
Siemens AG (Germany) (Note 7)	3,300	312,821
Sonae S.A. (SGPS) (Portugal) (Note 7)	61,250	104,302
Tyco International Ltd. (Bermuda) (Note 7)	4,800	126,480
		5,464,371

Machinery - 0.09%
FANUC Ltd. (Japan) (Note 7)	1,000	94,598
MAN AG (Germany) (Note 7)	3,900	295,561
		390,159
Total Industrials		21,813,915

Information Technology - 11.54%
Communications Equipment - 5.83%
Blue Coat Systems, Inc.*	23,625	514,080
Cisco Systems, Inc.*	551,675	11,557,591
ECI Telecom Ltd.* (Israel) (Note 7)	9,400	100,392
Inter-Tel, Inc.	28,700	658,378
Juniper Networks, Inc.*	342,325	6,326,166
Packeteer, Inc.*	39,975	522,073
Polycom, Inc.*	7,325	161,150
RADWARE Ltd.* (Israel) (Note 7)	25,325	401,401
Research In Motion Ltd. (RIM)* (Canada) (Note 7)	49,625	3,802,764
Spirent plc* (United Kingdom) (Note 7) (now known as Spirent Communications plc)	478,775	360,090
Tandberg ASA (Norway) (Note 7)	50,875	518,113
		24,922,198

Computers & Peripherals - 1.93%
EMC Corp.*	313,550	4,236,060
International Business Machines (IBM) Corp.	48,575	3,999,666
		8,235,726

Electronic Equipment & Instruments - 0.08%
DTS, Inc.*	13,275	249,039
KEYENCE Corp. (Japan) (Note 7)	330	86,609
		335,648

IT Services - 1.25%
Automatic Data Processing, Inc.	3,475	153,178
The BISYS Group, Inc.*[2]	11,675	186,099
First Data Corp.	93,200	4,444,708
Fiserv, Inc.*	3,550	160,034

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
MoneyGram International, Inc.	2,925	$99,158
RightNow Technologies, Inc.*	15,000	277,650
		5,320,827

Office Electronics - 0.02%
Canon, Inc. (Japan) (Note 7)	1,200	91,805

Semiconductors & Semiconductor Equipment - 0.27%
ATI Technologies, Inc.* (Canada) (Note 7)	7,150	110,968
Cabot Microelectronics Corp.*	11,375	372,076
Exar Corp.*	16,700	241,983
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	41,108	430,812
		1,155,839

Software - 2.16%
Agile Software Corp.*	36,500	254,405
Amdocs Ltd.* (Guernsey) (Note 7)	19,400	721,680
Borland Software Corp.*	71,175	362,992
Cognos, Inc.* (Canada) (Note 7)	2,425	90,380
Kronos, Inc.*	4,275	195,111
Mercury Interactive Corp.*	7,525	270,900
Misys plc (United Kingdom) (Note 7)	27,900	105,809
NAVTEQ Corp.*	4,550	188,916
Quality Systems, Inc.	10,950	367,482
Salesforce.com, Inc.*	8,400	294,420
SAP AG (Germany) (Note 7)	1,300	284,345
Symantec Corp.*	211,575	3,465,599
Synopsys, Inc.*	116,875	2,551,381
Take-Two Interactive Software, Inc.*	5,275	89,939
		9,243,359
Total Information Technology		49,305,402

Materials - 1.95%
Chemicals - 1.83%
Air Liquide S.A. (France) (Note 7)	742	160,517
Bayer AG (Germany) (Note 7)	6,775	311,928
Degussa AG (Germany) (Note 7)	2,225	126,859
Lanxess* (Germany) (Note 7)	3,125	128,190
Lonza Group AG (Switzerland) (Note 7)	55,425	3,934,022
Minerals Technologies, Inc.	52,600	3,009,772
Nalco Holding Co.*	8,825	166,351
		7,837,639

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

	Shares/	Value
Pro-Blend® Extended Term Series	Principal Amount	(Note 2)

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging - 0.03%
Caraustar Industries, Inc.*	10,875	$107,771

Paper & Forest Products - 0.09%
Sappi Ltd. - ADR (South Africa) (Note 7)	24,700	346,788
Sonae Industria S.A. (SGPS)* (Portugal) (Note 7)	5,237	52,451
		399,239
Total Materials		8,344,649

Telecommunication Services - 2.54%
Wireless Telecommunication Services - 2.54%
Vodafone Group plc - ADR (United Kingdom) (Note 7)	457,250	10,836,825

Utilities - 3.54%
Electric Utilities - 2.47%
Allegheny Energy, Inc.*	190,900	6,801,767
American Electric Power Co., Inc.	98,025	3,279,916
E.ON AG (Germany) (Note 7)	3,300	404,399
Westar Energy, Inc.	3,850	80,619
		10,566,701

Independent Power Producers & Energy Traders - 0.03%
Drax Group plc (United Kingdom) (Note 7)	8,400	120,993

Multi-Utilities - 1.04%
Aquila, Inc.*	46,175	199,938
Suez S.A. (France) (Note 7)	2,575	101,308
Xcel Energy, Inc.	219,750	4,140,090
		4,441,336
Total Utilities		15,129,030

TOTAL COMMON STOCKS
(Identified Cost $243,715,316)		293,462,753

CORPORATE BONDS - 3.29%
Consumer Discretionary - 0.92%
Automobiles - 0.31%
General Motors Acceptance Corp., 4.50%, 7/15/2006	$370,000	367,302
General Motors Acceptance Corp., 6.125%, 9/15/2006	965,000	957,402
		1,324,704

Hotels, Restaurants & Leisure - 0.04%
Carnival Corp., 2.00%, 4/15/2021	150,000	183,187

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Leisure Equipment & Products - 0.09%
Eastman Kodak Co., 6.375%, 6/15/2006	$365,000	$365,075

Media - 0.32%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	500,000	518,384
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	430,000	447,358
The Walt Disney Co., 7.00%, 3/1/2032	380,000	410,095
		1,375,837

Multiline Retail - 0.09%
Target Corp., 5.875%, 3/1/2012	365,000	370,738

Specialty Retail - 0.07%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	265,000	291,298
Total Consumer Discretionary		3,910,839

Consumer Staples - 0.07%
Food & Staples Retailing - 0.07%
The Kroger Co., 7.25%, 6/1/2009	140,000	146,186
The Kroger Co., 6.80%, 4/1/2011	145,000	150,859
Total Consumer Staples		297,045

Energy - 0.18%
Energy Equipment & Services - 0.11%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	75,000	114,563
Pride International, Inc., 3.25%, 5/1/2033	75,000	108,750
Schlumberger Ltd., 1.50%, 6/1/2023	120,000	230,250
		453,563

Oil, Gas & Consumable Fuels - 0.07%
Amerada Hess Corp. (now known as Hess Corp.), 6.65%, 8/15/2011	295,000	307,516
Total Energy		761,079

Financials - 0.89%
Capital Markets - 0.20%
Goldman Sachs Capital I, 6.345%, 2/15/2034	425,000	407,685
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	215,000	225,162
Merrill Lynch & Co., Inc., 6.00%, 2/17/2009	225,000	228,627
		861,474

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Financials (continued)
Commercial Banks - 0.35%
PNC Funding Corp., 7.50%, 11/1/2009	$280,000	$298,186
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	596,326
Wachovia Corp., 5.25%, 8/1/2014	615,000	589,138
		1,483,650

Diversified Financial Services - 0.17%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	565,000	506,285
Citigroup, Inc., 5.00%, 9/15/2014	235,000	222,570
		728,855

Insurance - 0.17%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	435,000	406,946
American International Group, Inc., 4.25%, 5/15/2013	345,000	315,847
		722,793
Total Financials		3,796,772

Health Care - 0.13%
Pharmaceuticals - 0.13%
Abbott Laboratories, 3.50%, 2/17/2009	240,000	228,905
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	115,000	100,769
Wyeth[3], 5.50%, 3/15/2013	225,000	221,373
Total Health Care		551,047

Industrials - 0.52%
Aerospace & Defense - 0.05%
Boeing Capital Corp., 6.50%, 2/15/2012	215,000	223,885

Air Freight & Logistics - 0.05%
FedEx Corp., 3.50%, 4/1/2009	240,000	227,928

Airlines - 0.12%
Southwest Airlines Co., 5.25%, 10/1/2014	525,000	493,742

Industrial Conglomerates - 0.14%
General Electric Capital Corp., 6.75%, 3/15/2032	535,000	577,707

Machinery - 0.05%
John Deere Capital Corp., 7.00%, 3/15/2012	205,000	218,540

Road & Rail - 0.11%
CSX Corp., 6.75%, 3/15/2011	320,000	334,491
Union Pacific Corp., 6.65%, 1/15/2011	145,000	150,664
		485,155
Total Industrials		2,226,957

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Information Technology - 0.20%
Communications Equipment - 0.20%
Cisco Systems, Inc., 5.25%, 2/22/2011	$140,000	$138,586
Corning, Inc., 5.90%, 3/15/2014	540,000	526,376
Juniper Networks, Inc., 6/15/2008	195,000	205,969
Total Information Technology		870,931

Materials - 0.07%
Metals & Mining - 0.07%
Alcoa, Inc., 7.375%, 8/1/2010	275,000	293,821

Telecommunication Services - 0.07%
Diversified Telecommunication Services - 0.07%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	300,000	300,152

Utilities - 0.24%
Electric Utilities - 0.11%
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	220,000	239,250
American Electric Power Co., Inc., 5.375%, 3/15/2010	230,000	227,562
		466,812

Independent Power Producers & Energy Traders - 0.05%
TXU Energy Co., 7.00%, 3/15/2013	215,000	222,670

Multi-Utilities - 0.08%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	135,000	148,986
Xcel Energy, Inc., 7.50%, 11/21/2007	130,000	201,013
		349,999
Total Utilities		1,039,481

TOTAL CORPORATE BONDS
(Identified Cost $14,460,521)		14,048,124

U.S. TREASURY SECURITIES - 14.41%
U.S. Treasury Bonds - 9.88%
U.S. Treasury Bond, 7.25%, 8/15/2022	5,000	6,052
U.S. Treasury Bond, 6.00%, 2/15/2026	6,035,000	6,537,130
U.S. Treasury Bond, 5.50%, 8/15/2028	34,810,000	35,685,680

Total U.S. Treasury Bonds
(Identified Cost $42,129,058)		42,228,862

U.S. Treasury Notes - 4.53%
U.S. Treasury Note, 3.00%, 2/15/2008
(Identified Cost $19,431,277)	20,000,000	19,360,160

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $61,560,335)		61,589,022

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Extended Term Series	Principal Amount	(Note 2)

U.S. GOVERNMENT AGENCIES - 4.94%
Mortgage-Backed Securities - 4.89%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	$2,843	$2,825
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	485,041	481,906
Fannie Mae, Pool #725686, 6.50%, 7/1/2034	575,917	587,270
Fannie Mae, TBA[5], 4.50%, 5/15/2021	1,328,000	1,264,090
Fannie Mae, TBA[5], 5.00%, 6/15/2021	1,182,000	1,149,864
Fannie Mae, TBA[5], 6.00%, 5/15/2036	1,625,000	1,617,382
Fannie Mae, TBA[5], 5.00%, 6/15/2036	2,377,000	2,246,265
Fannie Mae, TBA[5], 5.50%, 7/15/2036	3,851,000	3,733,063
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	471,429	467,512
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	332,227	337,896
Federal Home Loan Mortgage Corp., TBA[5], 4.50%, 5/15/2021	1,393,000	1,325,091
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 7/15/2021	968,000	939,868
Federal Home Loan Mortgage Corp., TBA[5], 6.00%, 5/15/2036	839,000	836,115
Federal Home Loan Mortgage Corp., TBA[5], 5.50%, 6/15/2036	2,049,000	1,988,811
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 7/15/2036	1,757,000	1,658,717
GNMA, Pool #631703, 6.50%, 9/15/2034	215,159	221,393
GNMA, TBA[5], 5.50%, 5/15/2036	968,000	950,152
GNMA, TBA[5], 6.00%, 5/15/2036	603,000	605,261
GNMA, TBA[5], 5.00%, 6/15/2036	511,000	489,442

Total Mortgage-Backed Securities
(Identified Cost $21,099,012)		20,902,923

Other Agencies - 0.05%
Fannie Mae, 4.25%, 7/15/2007	190,000	187,954
Fannie Mae, 5.75%, 2/15/2008	5,000	5,051

Total Other Agencies
(Identified Cost $198,187)		193,005

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $21,297,199)		21,095,928

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

	Shares/	Value
Pro-Blend® Extended Term Series	Principal Amount	(Note 2)

SHORT-TERM INVESTMENTS - 14.73%
Dreyfus Treasury Cash Management - Institutional Shares	19,985,546	$19,985,546
Fannie Mae Discount Note, 5/5/2006	$20,000,000	19,987,541
Federal Home Loan Bank Discount Note, 5/5/2006	23,000,000	22,988,372

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $62,963,874)		62,961,459

TOTAL INVESTMENTS - 106.04%
(Identified Cost $403,997,245)		453,157,286

LIABILITIES, LESS OTHER ASSETS - (6.04%)		(25,810,521)

NET ASSETS - 100%		$427,346,765

*Non-income producing security
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund (See Note 4 to Financial Statements).
3The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of April 30, 2006.
4Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. The security has been determined to be liquid under guidelines established by the Board of Directors. The security amounts to $239,250, or 0.06%, of the Series' net assets as of April 30, 2006.
5Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series (unaudited)

April 30, 2006

ASSETS:

Investments, at value (identified cost $403,997,245) (Note 2)	$453,157,286
Foreign currency, at value (cost $12,358)	12,358
Receivable for securities sold	8,255,172
Receivable for fund shares sold	1,065,004
Interest receivable	823,513
Dividends receivable	233,589
Foreign tax reclaims receivable	119,672

TOTAL ASSETS	463,666,594

LIABILITIES:

Accrued management fees (Note 3)	344,739
Accrued fund accounting and transfer agent fees (Note 3)	36,816
Accrued directors' fees (Note 3)	184
Accrued Chief Compliance Officer service fees (Note 3)	104
Payable for purchases of delayed delivery securities (Note 2)	18,986,789
Payable for securities purchased	16,462,536
Payable for fund shares repurchased	450,078
Other payables and accrued expenses	38,583

TOTAL LIABILITIES	36,319,829

TOTAL NET ASSETS	$427,346,765

NET ASSETS CONSIST OF:

Capital stock	$264,661
Additional paid-in-capital	361,449,093
Undistributed net investment income	1,655,190
Accumulated net realized gain on investments and other assets and liabilities	14,811,921
Net unrealized appreciation on investments and other assets and liabilities	49,165,900

TOTAL NET ASSETS	$427,346,765

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($427,346,765/26,466,130 shares)	$16.15

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series (unaudited)

For the Six Months Ended April 30, 2006

INVESTMENT INCOME:

Interest	$2,270,310
Dividends (net of foreign tax withheld, $72,508)	2,158,176

Total Investment Income	4,428,486

EXPENSES:

Management fees (Note 3)	1,950,767
Fund accounting and transfer agent fees (Note 3)	192,227
Directors' fees (Note 3)	4,016
Chief Compliance Officer service fees (Note 3)	2,429
Custodian fees	28,189
Miscellaneous	59,540

Total Expenses	2,237,168

NET INVESTMENT INCOME	2,191,318

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	14,873,966
Foreign currency and other assets and liabilities	(770)

14,873,196

Net change in unrealized appreciation on -
Investments	17,423,452
Foreign currency and other assets and liabilities	9,658

17,433,110

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	32,306,306

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,497,624

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	For the Six
	Months Ended	For the
	4/30/06	Year Ended
	(unaudited)	10/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,191,318	$2,882,358
Net realized gain on investments	14,873,196	22,836,407
Net change in unrealized appreciation on investments	17,433,110	12,297,476

Net increase from operations	34,497,624	38,016,241

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(2,213,590)	(2,277,777)
From net realized gain on investments	(22,198,806)	(6,925,216)

Total distributions to shareholders	(24,412,396)	(9,202,993)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	51,535,717	61,315,353

Net increase in net assets	61,620,945	90,128,601

NET ASSETS:

Beginning of period	365,725,820	275,597,219

End of period (including undistributed net investment income of $1,655,190 and $1,677,462, respectively)	$427,346,765	$365,725,820

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series

	For the Six
	Months Ended
	4/30/06	For the Years Ended
	(unaudited)	10/31/05	10/31/04	10/31/03	10/31/02	10/31/01

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$15.82	$14.45	$13.14	$11.55	$13.09	$14.03

Income (loss) from investment operations:
Net investment income	0.09	0.13	0.11	0.11	0.19	0.32
Net realized and unrealized gain (loss) on investments	1.29	1.71	1.39	1.66	(0.86)	(0.13)

Total from investment operations	1.38	1.84	1.50	1.77	(0.67)	0.19

Less distributions to shareholders:
From net investment income	(0.10)	(0.11)	(0.10)	(0.18)	(0.25)	(0.35)
From net realized gain on investments	(0.95)	(0.36)	(0.09)	-	(0.62)	(0.78)

Total distributions to shareholders	(1.05)	(0.47)	(0.19)	(0.18)	(0.87)	(1.13)

Net asset value - End of period	$16.15	$15.82	$14.45	$13.14	$11.55	$13.09

Total return[1]	9.18%	12.92%	11.52%	15.45%	(5.74%)	1.37%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.15%[2]	1.17%	1.17%	1.17%	1.19%	1.20%
Net investment income	1.12%[2]	0.89%	0.86%	0.90%	1.61%	2.26%

Portfolio turnover	50%	71%	50%	67%	82%	75%

Net assets - End of period (000's omitted)	$427,347	$365,726	$275,597	$209,038	$156,182	$87,460

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

N/A	0.01%	0.04%	N/A	N/A	0.03%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/05	4/30/06	11/1/05-4/30/06
Actual	$1,000.00	$1,113.50	$6.13
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.99	$5.86

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio Composition - Pro-Blend® Maximum Term Series (unaudited)

As of April 30, 2006

<graphic>
<pie chart>

Asset Allocation*

Common Stocks	79.73%
U.S. Treasury Bonds[1]	9.90%
Cash, short-term investments, and other liabilities, less assets	10.37%

*As a percentage of net assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

Stock Sector Allocation*

Information Technology	12.87%
Health Care	12.09%
Consumer Discretionary	12.07%
Consumer Staples	9.22%
Financials	8.47%
Industrials	7.55%
Energy	6.75%
Utilities	3.70%
Materials	2.92%
Telecommunication Services	2.65%

*As a percentage of total investments.

Top Ten Stock Holdings*

Cisco Systems, Inc.	2.69%
Vodafone Group plc - ADR (United Kingdom)	2.64%
Emdeon Corp.	2.46%
Novartis AG - ADR (Switzerland)	2.23%
Unilever plc - ADR (United Kingdom)	2.19%
Carnival Corp.	2.10%
The Coca-Cola Co.	1.97%
Time Warner, Inc.	1.96%
The Bank of New York Co., Inc.	1.73%
Allegheny Energy, Inc.	1.67%

*As a percentage of total investments.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS - 79.73%

Consumer Discretionary - 12.28%
Auto Components - 0.10%
Autoliv, Inc. (Sweden) (Note 7)	2,375	$131,337
Azure Dynamics Corp.* (Canada) (Note 7)	56,675	59,829
Tenneco, Inc.*	2,175	52,309
		243,475

Automobiles - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7)	1,175	63,955

Diversified Consumer Services - 1.13%
Career Education Corp.*	69,200	2,551,404
Corinthian Colleges, Inc.*	6,450	96,040
		2,647,444

Hotels, Restaurants & Leisure - 3.28%
Carnival Corp.	107,425	5,029,638
Club Mediterranee S.A.* (France) (Note 7)	3,775	224,042
International Game Technology	65,000	2,465,450
		7,719,130

Household Durables - 0.08%
Interface, Inc. - Class A*	13,975	179,718

Internet & Catalog Retail - 0.13%
Audible, Inc.*	29,425	317,790

Leisure Equipment & Products - 0.04%
K2, Inc.*	1,475	17,390
Marvel Entertainment, Inc.*	4,575	89,258
		106,648

Media - 5.93%
Acme Communications, Inc.*	12,250	55,002
Cablevision Systems Corp. - Class A	92,700	1,879,029
Comcast Corp. - Class A*	86,325	2,671,759
DreamWorks Animation SKG, Inc. - Class A*	1,875	50,813
The E.W. Scripps Co. - Class A	83,050	3,826,944
GCap Media plc (United Kingdom) (Note 7)	12,875	59,626
Impresa S.A. (SGPS)* (Portugal) (Note 7)	9,075	58,152
Pearson plc (United Kingdom) (Note 7)	11,750	162,820
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	3,550	141,290
Reuters Group plc (United Kingdom) (Note 7)	18,375	130,326
Scholastic Corp.*	3,725	98,862
Time Warner, Inc.	269,775	4,694,085
Wolters Kluwer N.V. (Netherlands) (Note 7)	4,150	108,099
		13,936,807

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.06%
Don Quijote Co. Ltd. (Japan) (Note 7)	600	$51,173
PPR S.A. (France) (Note 7)	625	81,045
		132,218

Specialty Retail - 1.46%
Build-A-Bear Workshop, Inc.*	3,400	109,820
Douglas Holding AG (Germany) (Note 7)	3,825	183,827
Kingfisher plc (United Kingdom) (Note 7)	46,225	189,844
KOMERI Co. Ltd. (Japan) (Note 7)	2,500	84,321
Office Depot, Inc.*	68,750	2,789,875
Pier 1 Imports, Inc.	6,475	78,153
		3,435,840

Textiles, Apparel & Luxury Goods - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	1,000	105,264
Total Consumer Discretionary		28,888,289

Consumer Staples - 9.39%
Beverages - 2.11%
The Coca-Cola Co.	112,650	4,726,794
Diageo plc (United Kingdom) (Note 7)	2,275	37,539
Heineken N.V. (Netherlands) (Note 7)	1,475	59,743
Kirin Brewery Co. Ltd. (Japan) (Note 7)	6,000	88,959
Scottish & Newcastle plc (United Kingdom) (Note 7)	4,075	37,670
		4,950,705

Food & Staples Retailing - 2.18%
Carrefour S.A. (France) (Note 7)	55,000	3,189,954
Metro AG (Germany) (Note 7)	1,275	72,148
Pathmark Stores, Inc.*	6,775	70,121
Tesco plc (United Kingdom) (Note 7)	6,600	38,448
Wal-Mart Stores, Inc.	38,975	1,755,044
		5,125,715

Food Products - 3.94%
Cadbury Schweppes plc (United Kingdom) (Note 7)	14,250	141,341
Groupe Danone (France) (Note 7)	975	121,634
The Hain Celestial Group, Inc.*	4,650	125,085
Lancaster Colony Corp.	375	15,394
Nestle S.A. (Switzerland) (Note 7)	11,600	3,539,039
Suedzucker AG (Germany) (Note 7)	2,600	71,332
Unilever plc - ADR (United Kingdom) (Note 7)	122,582	5,237,929
		9,251,754

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.08%
Kao Corp. (Japan) (Note 7)	2,000	$53,755
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7)	5,575	98,180
Reckitt Benckiser plc (United Kingdom) (Note 7)	1,175	42,826
		194,761

Personal Products - 1.08%
Clarins S.A. (France) (Note 7)	3,320	233,682
The Estee Lauder Companies, Inc. - Class A	62,325	2,313,504
		2,547,186
Total Consumer Staples		22,070,121

Energy - 6.88%
Energy Equipment & Services - 5.56%
Abbot Group plc (United Kingdom) (Note 7)	36,775	221,605
Baker Hughes, Inc.	18,850	1,523,645
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)	2,600	420,122
Cooper Cameron Corp.* (now known as Cameron International Corp.)	39,450	1,981,968
Helmerich & Payne, Inc.	1,275	92,744
National-Oilwell Varco, Inc.*	41,436	2,857,841
Pride International, Inc.*	8,625	300,926
Schlumberger Ltd.	55,200	3,816,528
Scomi Group Berhad (Malaysia) (Note 7)	198,000	69,378
Weatherford International Ltd.*	33,850	1,791,681
		13,076,438

Oil, Gas & Consumable Fuels - 1.32%
Amerada Hess Corp. (now known as Hess Corp.)	17,850	2,557,369
BP plc (United Kingdom) (Note 7)	3,450	42,554
Eni S.p.A. (Italy) (Note 7)	6,075	185,445
Forest Oil Corp.*	1,700	62,169
Mariner Energy, Inc.*	1,375	26,744
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	700	62,223
Royal Dutch Shell plc - Class B (United Kingdom) (Note 7)	1,264	45,194
Total S.A. (France) (Note 7)	400	110,600
		3,092,298
Total Energy		16,168,736

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials - 8.63%
Capital Markets - 3.39%
The Bank of New York Co., Inc.	117,625	$4,134,519
The Charles Schwab Corp.	3,425	61,308
Daiwa Securities Group, Inc. (Japan) (Note 7)	7,000	97,084
Deutsche Bank AG (Germany) (Note 7)	2,025	247,617
Franklin Resources, Inc.	475	44,232
Janus Capital Group, Inc.	3,775	73,461
Mellon Financial Corp.[1]	2,550	95,957
Merrill Lynch & Co., Inc.	1,025	78,167
Morgan Stanley	1,450	93,235
Nomura Holdings, Inc. (Japan) (Note 7)	2,300	52,020
SEI Investments Co.	68,875	2,957,493
T. Rowe Price Group, Inc.	600	50,514
		7,985,607

Commercial Banks - 4.44%
Aareal Bank AG* (Germany) (Note 7)	1,650	77,799
ABN AMRO Holding N.V. (Netherlands) (Note 7)	4,275	127,748
Barclays plc (United Kingdom) (Note 7)	16,400	204,828
BNP Paribas (France) (Note 7)	650	61,411
The Chugoku Bank Ltd. (Japan) (Note 7)	5,000	78,612
Commerzbank AG (Germany) (Note 7)	4,875	201,390
Credit Agricole S.A. (France) (Note 7)	1,950	78,564
Fifth Third Bancorp	550	22,231
The Hachijuni Bank Ltd. (Japan) (Note 7)	9,000	72,727
Huntington Bancshares, Inc.	975	23,546
KeyCorp	1,125	42,997
M&T Bank Corp.	350	41,790
Marshall & Ilsley Corp.	1,275	58,293
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	6	94,335
National City Corp.	1,250	46,125
PNC Financial Services Group, Inc.	41,725	2,982,086
PT Bank Mandiri (Indonesia) (Note 7)	220,000	48,164
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	6,675	217,973
Societe Generale (France) (Note 7)	300	45,827
The Sumitomo Trust and Banking Co. Ltd. (Japan) (Note 7)	9,000	95,810
SunTrust Banks, Inc.	625	48,331
TCF Financial Corp.	1,475	39,619
U.S. Bancorp	87,625	2,754,930
UniCredito Italiano S.p.A. (Italy) (Note 7)	17,750	133,667

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Wachovia Corp.	45,025	$2,694,746
Wells Fargo & Co.	1,075	73,842
Zions Bancorporation	775	64,348
		10,431,739

Consumer Finance - 0.02%
Capital One Financial Corp.	475	41,154

Diversified Financial Services - 0.26%
Bank of America Corp.	3,875	193,440
Citigroup, Inc.	2,025	101,149
ING Groep N.V. (Netherlands) (Note 7)	2,575	104,784
JPMorgan Chase & Co.	4,325	196,268
Moody’s Corp.	425	26,354
		621,995

Insurance - 0.45%
Allianz AG (Germany) (Note 7)	2,025	338,449
Ambac Financial Group, Inc.	1,175	96,773
American International Group, Inc.	1,600	104,400
Assicurazioni Generali S.p.A. (Italy) (Note 7)	3,100	116,176
Axa (France) (Note 7)	2,675	98,157
Marsh & McLennan Companies, Inc.	700	21,469
MBIA, Inc.	650	38,759
Muenchener Rueckver AG (Germany) (Note 7)	1,100	155,654
Principal Financial Group, Inc.	450	23,090
Torchmark Corp.	350	21,039
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	1,075	37,786
		1,051,752

Real Estate Investment Trusts (REITS) - 0.01%
Friedman, Billings, Ramsey Group, Inc. - Class A	1,725	18,647

Thrifts & Mortgage Finance - 0.06%
BankAtlantic Bancorp, Inc. - Class A	4,450	66,394
Flagstar Bancorp, Inc.	3,025	48,400
New York Community Bancorp, Inc.	1,025	17,640
		132,434
Total Financials		20,283,328

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care - 12.31%
Biotechnology - 0.21%
Millennium Pharmaceuticals, Inc.*	33,000	$299,640
Senomyx, Inc.*	5,750	82,282
Solexa, Inc.*	12,675	119,272
		501,194

Health Care Equipment & Supplies - 3.30%
Align Technology, Inc.*	13,600	119,544
Bausch & Lomb, Inc.	41,475	2,030,201
Biomet, Inc.	3,100	115,258
The Cooper Companies, Inc.	36,725	2,013,264
DENTSPLY International, Inc.	31,125	1,857,229
Edwards Lifesciences Corp.*	3,725	165,539
IntraLase Corp.*	14,075	302,331
Inverness Medical Innovations, Inc.	10,175	264,550
Mentor Corp.	2,800	121,324
Orthovita, Inc.*	21,450	84,728
Wright Medical Group, Inc.*	23,300	546,851
Zoll Medical Corp.*	5,225	138,463
		7,759,282

Health Care Providers & Services - 1.34%
AMERIGROUP Corp.*	9,950	257,009
AmerisourceBergen Corp.	1,850	79,827
AMN Healthcare Services, Inc.*	13,900	267,158
Cardinal Health, Inc.	1,150	77,453
Cross Country Healthcare, Inc.*	11,950	216,534
Healthways, Inc.*	1,550	76,043
McKesson Corp.	1,500	72,885
Patterson Companies, Inc.*	53,650	1,747,917
Tenet Healthcare Corp.*	20,600	171,392
Triad Hospitals, Inc.*	4,625	190,550
		3,156,768

Health Care Technology - 2.97%
AMICAS, Inc.*	76,425	348,498
Emdeon Corp.*	516,325	5,891,268
iSOFT Group plc (United Kingdom) (Note 7)	50,350	107,868
Merge Technologies, Inc.*	7,775	98,276
Omnicell, Inc.*	19,125	254,745
WebMD Health Corp. - Class A*	6,500	282,880
		6,983,535

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 1.92%
Affymetrix, Inc.*	57,450	$1,645,942
Caliper Life Sciences, Inc.*	23,675	144,181
Charles River Laboratories International, Inc.*	5,225	246,881
PerkinElmer, Inc.	112,425	2,410,392
Xenogen Corp.*	18,375	70,376
		4,517,772

Pharmaceuticals - 2.57%
AstraZeneca plc (United Kingdom) (Note 7)	675	37,291
GlaxoSmithKline plc (United Kingdom) (Note 7)	1,725	48,939
Novartis AG - ADR (Switzerland) (Note 7)	92,750	5,334,052
Sanofi-Aventis (France) (Note 7)	562	52,991
Sanofi-Aventis - ADR (France) (Note 7)	3,250	152,880
Shire plc (United Kingdom) (Note 7)	3,500	54,562
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	800	48,906
Valeant Pharmaceuticals International	16,750	299,825
		6,029,446
Total Health Care		28,947,997

Industrials - 7.69%
Aerospace & Defense - 1.09%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	66,125	2,567,634

Air Freight & Logistics - 1.10%
Deutsche Post AG (Germany) (Note 7)	1,675	44,666
TNT N.V. (Netherlands) (Note 7)	4,850	174,602
United Parcel Service, Inc. - Class B	29,225	2,369,271
		2,588,539

Airlines - 1.50%
AirTran Holdings, Inc.*	7,650	106,947
AMR Corp.*	2,100	51,744
Continental Airlines, Inc. - Class B*	2,100	54,684
Deutsche Lufthansa AG (Germany) (Note 7)	5,200	95,700
JetBlue Airways Corp.*	85,950	881,847
Southwest Airlines Co.	143,900	2,334,058
		3,524,980

Commercial Services & Supplies - 1.12%
ChoicePoint, Inc.*	950	41,828
The Dun & Bradstreet Corp.*	32,950	2,537,809
Herman Miller, Inc.	1,375	42,336
		2,621,973

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Construction & Engineering - 0.03%
Hochtief AG (Germany) (Note 7)	1,200	$81,739

Electrical Equipment - 0.50%
ABB (Asea Brown Boveri) Ltd. - ADR* (Switzerland) (Note 7)	8,000	113,760
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	46,575	1,012,257
Plug Power, Inc.*	8,200	49,200
		1,175,217

Industrial Conglomerates - 2.25%
3M Co.	34,525	2,949,471
Siemens AG (Germany) (Note 7)	2,000	189,588
Sonae S.A. (SGPS) (Portugal) (Note 7)	33,275	56,664
Tyco International Ltd. (Bermuda) (Note 7)	79,775	2,102,071
		5,297,794

Machinery - 0.10%
FANUC Ltd. (Japan) (Note 7)	500	47,299
MAN AG (Germany) (Note 7)	2,350	178,095
		225,394
Total Industrials		18,083,270

Information Technology - 13.11%
Communications Equipment - 6.20%
Blue Coat Systems, Inc.*	15,975	347,616
Cisco Systems, Inc.*	307,725	6,446,839
ECI Telecom Ltd.* (Israel) (Note 7)	3,925	41,919
Inter-Tel, Inc.	13,850	317,719
Juniper Networks, Inc.*	202,475	3,741,738
Packeteer, Inc.*	23,275	303,971
Polycom, Inc.*	6,025	132,550
RADWARE Ltd.* (Israel) (Note 7)	15,475	245,279
Research In Motion Ltd. (RIM)* (Canada) (Note 7)	31,475	2,411,929
Spirent plc* (United Kingdom) (Note 7) (now known as Spirent Communications plc)	340,875	256,374
Tandberg ASA (Norway) (Note 7)	32,725	333,273
		14,579,207

Computers & Peripherals - 2.11%
EMC Corp.*	192,675	2,603,039
International Business Machines (IBM) Corp.	28,725	2,365,216
		4,968,255

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment & Instruments - 0.10%
DTS, Inc.*	9,775	$183,379
KEYENCE Corp. (Japan) (Note 7)	220	57,739
		241,118

IT Services - 1.47%
Automatic Data Processing, Inc.	2,075	91,466
The BISYS Group, Inc.*[2]	5,950	94,843
First Data Corp.	60,150	2,868,553
Fiserv, Inc.*	2,100	94,668
MoneyGram International, Inc.	2,275	77,123
RightNow Technologies, Inc.*	11,925	220,732
		3,447,385

Office Electronics - 0.02%
Canon, Inc. (Japan) (Note 7)	600	45,902

Semiconductors & Semiconductor Equipment - 0.40%
ATI Technologies, Inc.* (Canada) (Note 7)	6,025	93,508
Cabot Microelectronics Corp.*	8,575	280,488
Exar Corp.*	15,375	222,784
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	32,293	338,431
		935,211

Software - 2.81%
Agile Software Corp.*	27,750	193,417
Amdocs Ltd.* (Guernsey) (Note 7)	16,675	620,310
Borland Software Corp.*	48,225	245,948
Cognos, Inc.* (Canada) (Note 7)	1,175	43,792
Kronos, Inc.*	2,125	96,985
Mercury Interactive Corp.*	5,525	198,900
Misys plc (United Kingdom) (Note 7)	14,250	54,042
NAVTEQ Corp.*	2,700	112,104
Quality Systems, Inc.	5,800	194,648
Salesforce.com, Inc.*	6,700	234,835
SAP AG (Germany) (Note 7)	800	174,981
Symantec Corp.*	168,925	2,766,992
Synopsys, Inc.*	73,900	1,613,237
Take-Two Interactive Software, Inc.*	2,950	50,298
		6,600,489
Total Information Technology		30,817,567

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Materials - 2.97%
Chemicals - 2.86%
Air Liquide S.A. (France) (Note 7)	330	$71,389
Bayer AG (Germany) (Note 7)	3,900	179,560
Degussa AG (Germany) (Note 7)	1,375	78,396
Lanxess* (Germany) (Note 7)	1,497	61,408
Lonza Group AG (Switzerland) (Note 7)	34,750	2,466,527
Minerals Technologies, Inc.	31,150	1,782,403
Nalco Holding Co.*	110,225	2,077,741
		6,717,424

Containers & Packaging - 0.02%
Caraustar Industries, Inc.*	5,375	53,266

Paper & Forest Products - 0.09%
Sappi Ltd. - ADR (South Africa) (Note 7)	14,150	198,666
Sonae Industria S.A. (SGPS)* (Portugal) (Note 7)	2,256	22,595
		221,261
Total Materials		6,991,951

Telecommunication Services - 2.70%
Diversified Telecommunication Services - 0.02%
Telenor ASA - ADR (Norway) (Note 7)	1,300	45,123

Wireless Telecommunication Services - 2.68%
Vodafone Group plc - ADR (United Kingdom) (Note 7)	266,150	6,307,755
Total Telecommunication Services		6,352,878

Utilities - 3.77%
Electric Utilities - 2.65%
Allegheny Energy, Inc.*	112,350	4,003,030
American Electric Power Co., Inc.	57,700	1,930,642
E.ON AG (Germany) (Note 7)	2,075	254,281
Westar Energy, Inc.	1,825	38,216
		6,226,169

Independent Power Producers & Energy Traders - 0.02%
Drax Group plc (United Kingdom) (Note 7)	4,125	59,416

Multi-Utilities - 1.10%
Aquila, Inc.*	22,325	96,667
Suez S.A. (France) (Note 7)	1,125	44,261
Xcel Energy, Inc.	129,550	2,440,722
		2,581,650
Total Utilities		8,867,235

TOTAL COMMON STOCKS
(Identified Cost $159,723,059)		187,471,372

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2006 (unaudited)

	Principal Amount/	Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

U.S. TREASURY BONDS - 9.90%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $23,255,979)	$22,705,000	$23,276,167

SHORT-TERM INVESTMENTS - 12.18%
Dreyfus Treasury Cash Management - Institutional Shares	8,693,998	8,693,998
Fannie Mae Discount Note, 5/5/2006	$12,000,000	11,992,525
U.S. Treasury Bill, 6/22/2006	8,000,000	7,948,654

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $28,636,246)		28,635,177

TOTAL INVESTMENTS - 101.81%
(Identified Cost $211,615,284)		239,382,716

LIABILITIES, LESS OTHER ASSETS - (1.81%)		(4,257,512)

NET ASSETS - 100%		$235,125,204

*Non-income producing security
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund (See Note 4 to Financial Statements).
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series (unaudited)

April 30, 2006

ASSETS:

Investments, at value (identified cost $211,615,284) (Note 2)	$239,382,716
Foreign currency, at value (cost $6,279)	6,279
Receivable for securities sold	4,762,230
Receivable for fund shares sold	335,545
Interest receivable	260,709
Dividends receivable	153,810
Foreign tax reclaims receivable	77,554

TOTAL ASSETS	244,978,843

LIABILITIES:

Accrued management fees (Note 3)	188,345
Accrued fund accounting and transfer agent fees (Note 3)	21,579
Accrued directors' fees (Note 3)	185
Accrued Chief Compliance Officer service fees (Note 3)	104
Payable for securities purchased	9,401,553
Payable for fund shares repurchased	211,845
Audit fees payable	19,624
Other payables and accrued expenses	10,404

TOTAL LIABILITIES	9,853,639

TOTAL NET ASSETS	$235,125,204

NET ASSETS CONSIST OF:

Capital stock	$136,504
Additional paid-in-capital	197,722,742
Undistributed net investment income	635,153
Accumulated net realized gain on investments and other assets and liabilities	8,859,806
Net unrealized appreciation on investments and other assets and liabilities	27,770,999

TOTAL NET ASSETS	$235,125,204

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($235,125,204/13,650,405 shares)	$17.22

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series (unaudited)

For the Six Months Ended April 30, 2006

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $43,550)	$1,321,651
Interest	609,170

Total Investment Income	1,930,821

EXPENSES:

Management fees (Note 3)	1,026,329
Fund accounting and transfer agent fees (Note 3)	103,234
Directors' fees (Note 3)	4,016
Chief Compliance Officer service fees (Note 3)	2,429
Custodian fees	18,483
Miscellaneous	45,687

Total Expenses	1,200,178

NET INVESTMENT INCOME	730,643

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	9,209,778
Foreign currency and other assets and liabilities	(989)

9,208,789

Net change in unrealized appreciation on -
Investments	12,371,391
Foreign currency and other assets and liabilities	6,376

12,377,767

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	21,586,556

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,317,199

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	For the Six
	Months Ended	For the
	4/30/06	Year Ended
	(unaudited)	10/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$730,643	$819,906
Net realized gain on investments	9,208,789	14,702,711
Net change in unrealized appreciation on investments	12,377,767	5,487,987

Net increase from operations	22,317,199	21,010,604

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(600,890)	(510,850)
From net realized gain on investments	(14,737,691)	(3,198,199)

Total distributions to shareholders	(15,338,581)	(3,709,049)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	41,599,647	37,498,088

Net increase in net assets	48,578,265	54,799,643

NET ASSETS:

Beginning of period	186,546,939	131,747,296

End of period (including undistributed net investment income of $635,153 and $505,400, respectively)	$235,125,204	$186,546,939

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series

	For the Six
	Months Ended
	4/30/06	For the Years Ended
	(unaudited)	10/31/05	10/31/04	10/31/03	10/31/02	10/31/01

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$16.79	$15.00	$13.05	$10.86	$12.85	$16.45

Income (loss) from investment operations:
Net investment income	0.05	0.08	0.04	0.04	0.11	0.15
Net realized and unrealized gain (loss) on investments	1.73	2.11	1.94	2.25	(1.36)	(0.95)

Total from investment operations	1.78	2.19	1.98	2.29	(1.25)	(0.80)

Less distributions to shareholders:
From net investment income	(0.05)	(0.05)	(0.03)	(0.10)	(0.15)	(0.56)
From net realized gain on investments	(1.30)	(0.35)	-	-	(0.59)	(2.24)

Total distributions to shareholders	(1.35)	(0.40)	(0.03)	(0.10)	(0.74)	(2.80)

Net asset value - End of period	$17.22	$16.79	$15.00	$13.05	$10.86	$12.85

Total return[1]	11.35%	14.84%	15.20%	21.20%	(10.68%)	(6.00%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.17%[2]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.71%[2]	0.51%	0.31%	0.37%	0.97%	1.10%

Portfolio turnover	30%	61%	68%	73%	99%	109%

Net assets - End of period (000's omitted)	$235,125	$186,547	$131,747	$91,859	$62,482	$27,928

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

N/A	0.02%	0.06%	0.09%	0.16%	0.30%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the "Series") are no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash, and is managed according to specific goals. The goals are as follows: Pro-Blend® Conservative Term Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-Blend® Maximum Term Series - long-term growth of capital.

Each Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

Shares of each Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the “Advisor”) and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million each have been designated as Pro-Blend® Conservative Term Series Class A, Pro-Blend® Moderate Term Series Class A and Pro-Blend® Extended Term Series Class A common stock, and 75 million have been designated as Pro-Blend® Maximum Term Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, corporate bonds and mortgage-backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)
Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted previously.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment
Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA)

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)
securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities.

Restricted Securities
Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Federal Taxes
Each Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.80% for Pro-Blend® Conservative Term Series and 1.00% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series' average daily net assets.

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2007, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.00% for Pro-Blend® Conservative Term Series and 1.20% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of average daily net assets each year. In addition to its contractual agreement to limit expenses for the Pro-Blend® Extended Term Series to 1.20%, the Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total operating expenses from exceeding 1.17% of the Series’ average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. Accordingly, the Advisor waived fees of $25,529 for Pro-Blend® Conservative Term Series for the six months ended April 30, 2006, which is reflected as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2006, the Advisor did not waive its management fee or reimburse any expenses of the Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series or the Pro-Blend® Maximum Term Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% for the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% for the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

Notes to Financial Statements (unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2006, purchases and sales of securities, other than short-term securities, were as follows:

	Purchases		Sales
	Other		Other
Series	Issuers	Government	Issuers	Government

Pro-Blend® Conservative Term Series	$5,476,709	$11,176,621	$4,068,240	$7,253,998
Pro-Blend® Moderate Term Series	65,728,959	71,580,439	36,396,314	36,682,656
Pro-Blend® Extended Term Series	103,729,886	92,278,260	91,728,848	85,726,724
Pro-Blend® Maximum Term Series	62,010,691	13,285,215	56,487,363	-

An employee of The BISYS Group, Inc. serves as an officer of the Fund. Therefore, The BISYS Group, Inc. is considered an “affiliated company”, as defined in the 1940 Act. The following transactions were effected in shares of The BISYS Group, Inc. for the six months ended April 30, 2006:

	Purchases		Sales
Series	Shares	Cost	Shares	Cost	Realized Gain	Income

Pro-Blend® Conservative Term Series	75	$953	-	$-	$-	$-
Pro-Blend® Moderate Term Series	675	8,580	-	-	-	-
Pro-Blend® Extended Term Series	1,700	21,610	-	-	-	-
Pro-Blend® Maximum Term Series	925	11,758	-	-	-	-

5. CAPITAL STOCK TRANSACTIONS

Transactions in Class A Shares:

	For the Six Months		For the Year
	Ended 4/30/06		Ended 10/31/05
	Shares	Amount	Shares	Amount

Pro-Blend® Conservative Term Series:
Sold	1,628,327	$19,189,413	2,486,041	$29,174,655
Reinvested	163,188	1,886,452	62,395	725,869
Repurchased	(644,835)	(7,600,316)	(1,017,739)	(11,922,975)
Total	1,146,680	$13,475,549	1,530,697	$17,977,549

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS (continued)

Transactions in Class A Shares:

	For the Six Months		For the Year
	Ended 4/30/06		Ended 10/31/05

	Shares	Amount	Shares	Amount

Pro-Blend® Moderate Term Series:
Sold	6,463,867	$81,701,089	9,434,594	$116,071,318
Reinvested	893,692	10,929,853	237,797	2,888,656
Repurchased	(1,784,260)	(22,412,888)	(2,803,293)	(34,666,397)
Total	5,573,299	$70,218,054	6,869,098	$84,293,577

Pro-Blend® Extended Term Series:
Sold	3,866,887	$60,653,619	6,716,503	$102,280,390
Reinvested	1,597,644	24,092,474	612,734	9,149,153
Repurchased	(2,115,244)	(33,210,376)	(3,290,122)	(50,114,190)
Total	3,349,287	$51,535,717	4,039,115	$61,315,353

Pro-Blend® Maximum Term Series:
Sold	3,138,678	$52,218,561	4,007,333	$64,636,511
Reinvested	967,795	15,281,475	235,083	3,705,502
Repurchased	(1,569,406)	(25,900,389)	(1,912,268)	(30,843,925)
Total	2,537,067	$41,599,647	2,330,148	$37,498,088

The Advisor owned 28,783 shares of Pro-Blend® Conservative Term Series (0.6% of shares outstanding) valued at $341,366 and 24,206 shares of Pro-Blend® Maximum Term Series (0.2% of shares outstanding) valued at $416,827 on April 30, 2006.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2006.

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2005 were as follows:

	Pro-Blend®	Pro-Blend®	Pro-Blend®	Pro-Blend®
	Conservative	Moderate	Extended	Maximum
	Term Series	Term Series	Term Series	Term Series

Ordinary income	$555,021	$1,601,784	$3,536,372	$489,376
Long-term capital gains	173,416	1,298,802	5,666,621	3,219,673

At April 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	Pro-Blend®	Pro-Blend®	Pro-Blend®	Pro-Blend®
	Conservative	Moderate	Extended	Maximum
	Term Series	Term Series	Term Series	Term Series

Cost for federal income tax purposes	$58,533,100	$257,514,691	$403,997,245	$211,819,119

Unrealized appreciation	$2,562,172	$18,707,949	$54,439,826	$30,703,834
Unrealized depreciation	(925,799)	(3,333,447)	(5,279,785)	(3,140,237)

Net unrealized appreciation	$1,636,373	$15,374,502	$49,160,041	$27,563,597

9. SUBSEQUENT EVENT

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

Renewal of Investment Advisory Agreement (unaudited)

At the Exeter Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) annual in-person meeting, held on November 17, 2005, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor’s performance under the Agreement over the previous year. The Board then deliberated on the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with its review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

•
The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•
The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•
The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 11 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement is reasonable.

•
The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractually or voluntarily) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each

Renewal of Investment Advisory Agreement (unaudited)

Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•
The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•
In addition to the factors described above, the Board considered the Advisor’s personnel, the Advisor’s investment strategies, the Advisor’s policies and procedures relating to compliance with personal securities transactions, and the Advisor’s reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•
The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s conclusions regarding the factors described above, the Board, including a majority of Directors that are “not interested” as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

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Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                                                    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                  http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                                                    1-800-466-3863
On the SEC’s web site                              http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                                                    1-800-466-3863
On the SEC’s web site                              http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                                                    1-800-466-3863
On the SEC’s web site                              http://www.sec.gov
On the Advisor’s web site                       http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT AND FEES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

See Investment Portfolios under Item 1 on this Form N-CSR.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 12: EXHIBITS

(a)(1) Not applicable for Semi-Annual Reports.

(a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex-99.CERT.

(a)(3) Not applicable.

(b) A certification of the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Exeter Fund, Inc.
June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Exeter Fund, Inc.
June 29, 2006

/s/ Christine Glavin

Christine Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc.
June 29, 2006